UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended July 31, 2016, is filed herewith.

FIRST EAGLE

Global Fund

Consolidated Schedule of Investments • Period Ended July 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.08%

International Common Stocks — 39.25%

Africa 0.10%
413,501	Randgold Resources Limited, ADR	$24,650,966	$48,631,853

Australia 1.05%
27,660,364	Newcrest Mining Limited (a)	382,007,728	525,512,358

Belgium 0.47%
2,788,865	Groupe Bruxelles Lambert SA (b)	234,732,253	235,249,509

Bermuda 0.79%
6,516,471	Jardine Matheson Holdings Limited	333,620,326	386,426,730
326,700	Jardine Strategic Holdings Limited	8,861,298	9,997,020
		342,481,624	396,423,750
Brazil 0.04%
1,865,800	Cielo SA	17,561,377	21,147,345

Canada 4.14%
20,953,375	Barrick Gold Corporation	253,438,904	458,040,777
6,630,106	Agnico-Eagle Mines Limited	204,558,217	385,827,330
18,740,175	Goldcorp, Inc.	475,332,504	335,074,329
3,490,459	Franco-Nevada Corporation	148,910,524	269,126,112
14,171,110	Potash Corporation of Saskatchewan, Inc.	483,167,477	221,069,316
11,513,173	Cenovus Energy, Inc.	312,469,894	164,638,374
3,570,888	Suncor Energy, Inc.	89,457,482	96,106,157
2,616,276	Canadian Natural Resources Limited	73,217,606	79,230,692
1,855,805	Imperial Oil Limited	55,850,153	57,096,226
52,325	PrairieSky Royalty Limited	1,025,871	1,018,327
		2,097,428,632	2,067,227,640
Curacao 0.01%
39,201	Schlumberger Limited	3,090,999	3,156,464

Denmark 0.23%
2,987,524	ISS AS	94,568,138	115,216,487

France 5.60%
7,086,676	Danone SA	478,750,981	545,729,845
4,014,366	Sanofi	309,476,282	341,766,006
10,982,175	Bouygues SA	393,786,868	324,877,915
7,208,725	Cie de Saint-Gobain	311,259,631	305,449,668
10,533,011	Carrefour SA	396,048,752	263,839,293
2,173,169	Sodexo SA	56,283,339	254,501,017

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 39.25% — (continued)

France 5.60% — (continued)
3,901,851	Total SA	$187,638,916	$186,530,720
11,789,132	Rexel SA	172,974,551	175,231,493
851,019	Wendel SA	19,376,060	90,833,943
1,401,821	Legrand SA	47,735,245	77,343,124
404,478	LVMH Moet Hennessy Louis Vuitton SE	59,813,051	69,368,492
1,867,732	Neopost SA (c)	166,306,200	51,869,032
157,260	Robertet SA (b)(c)	20,623,058	50,723,134
12,000,000	Emin Leydier SA (a)(b)(c)(d)(e)(f)(g)	—	29,515,213
42,252	Robertet SA CI (b)(d)(h)	800,508	8,975,174
385,000	Sabeton SA (b)(c)	4,841,233	6,249,846
66,717	NSC Groupe (b)(c)	11,738,587	5,754,591
104,457	Gaumont SA (b)	6,087,824	5,710,687
		2,643,541,086	2,794,269,193
Germany 1.82%
7,521,717	HeidelbergCement AG	408,184,253	636,919,110
938,751	Linde AG	126,181,611	135,073,747
1,339,934	Hornbach Holding AG & Company KGaA (b)(c)	41,310,978	90,931,444
762,520	Fraport AG	24,475,508	41,687,139
29,871	Hornbach Baumarkt AG	560,239	848,253
		600,712,589	905,459,693
Hong Kong 1.03%
121,375,969	Hang Lung Properties Limited	297,544,705	262,826,907
12,693,580	Guoco Group Limited (b)	115,086,260	144,386,528
23,163,348	Hysan Development Company Limited	104,471,981	106,585,317
		517,102,946	513,798,752
Ireland 0.29%
4,704,407	CRH PLC	78,654,390	143,323,592

Israel 0.13%
15,719,757	Israel Chemicals Limited	156,830,538	63,774,426

Italy 0.61%
17,017,170	Italcementi S.p.A. (a)	230,422,418	201,476,912
1,734,972	Italmobiliare S.p.A. RSP (b)(c)	121,356,934	59,238,424
1,021,137	Italmobiliare S.p.A. (b)	107,360,738	44,112,647
		459,140,090	304,827,983
Japan 13.15%
31,699,800	KDDI Corporation	366,987,357	977,075,229
4,599,600	Fanuc Corporation	503,468,534	780,987,602
9,186,430	Secom Company Limited	405,509,768	698,559,420
845,290	Keyence Corporation	171,187,676	604,092,192
2,129,156	SMC Corporation	265,808,258	567,267,172
15,167,800	Sompo Japan Nipponkoa Holdings, Inc.	409,023,725	500,068,400
23,288,080	Mitsubishi Estate Company Limited	416,570,586	440,267,617
11,414,440	Hoya Corporation	260,204,655	411,114,490

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 39.25% — (continued)

Japan 13.15% — (continued)
20,614,300	Astellas Pharma, Inc.	$155,891,706	$347,797,495
2,442,300	Hirose Electric Company Limited (c)	245,404,954	307,097,653
1,892,590	Shimano, Inc.	23,499,497	301,412,138
10,038,320	MS&AD Insurance Group Holdings, Inc.	216,945,743	295,733,718
2,250,030	Nissin Foods Holdings Company Limited	78,827,717	128,781,057
5,015,800	T. Hasegawa Company Limited (b)(c)	77,518,008	91,334,899
3,485,880	Chofu Seisakusho Company Limited (b)(c)	63,365,956	89,440,230
1,036,100	Komatsu Limited	18,231,597	20,506,728
		3,678,445,737	6,561,536,040
Mexico 2.25%
18,942,510	Fresnillo PLC	256,376,587	484,091,297
17,765,033	Grupo Televisa S.A.B., ADR	356,198,593	472,016,927
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	163,954,873
		619,914,503	1,120,063,097
Norway 0.04%
2,000,066	Orkla ASA	13,269,921	18,561,382

Russia 0.11%
13,623,267	Gazprom PJSC, ADR	90,944,199	55,446,697

South Korea 1.44%
3,222,822	KT&G Corporation	172,382,549	348,133,252
6,824,723	Kia Motors Corporation	326,127,925	256,806,744
519,000	Lotte Confectionery Company Limited (b)	21,157,499	87,801,187
39,989	Namyang Dairy Products Company Limited (b)(c)	7,325,466	24,347,184
		526,993,439	717,088,367
Sweden 0.64%
5,939,940	Investor AB, Class ‘A’ (b)	116,378,542	200,820,923
3,394,798	Investor AB, Class ‘B’	63,888,333	116,955,294
		180,266,875	317,776,217
Switzerland 1.55%
5,888,845	Nestlé SA	203,277,198	472,104,061
4,327,670	Pargesa Holding SA	272,881,781	301,400,872
		476,158,979	773,504,933
Thailand 0.51%
51,812,900	Bangkok Bank PCL, NVDR	214,262,826	253,634,782
36,500	Bangkok Bank PCL	154,243	179,199
		214,417,069	253,813,981
United Kingdom 3.25%
4,778,582	British American Tobacco PLC	257,800,241	305,111,677
12,196,447	GlaxoSmithKline PLC	243,907,853	272,466,587
7,212,379	Berkeley Group Holdings PLC (c)	90,911,654	256,098,296
8,158,967	Liberty Global PLC, Series ‘C’ (a)	270,285,556	252,520,029
1,985,123	Willis Towers Watson PLC	158,261,037	245,400,905
8,034,220	Diageo PLC	217,243,860	229,776,687

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 39.25% — (continued)

United Kingdom 3.25% — (continued)
16,711,408	WM Morrison Supermarkets PLC	$69,528,867	$41,092,847
574,695	Liberty Global PLC, Series ‘A’ (a)	20,611,864	18,223,578
		1,328,550,932	1,620,690,606
Total International Common Stocks		14,781,465,010	19,576,500,365

U.S. Common Stocks — 34.83%

Consumer Discretionary 4.30%
14,528,696	Comcast Corporation, Class ‘A’	245,512,107	977,054,806
8,915,482	Omnicom Group, Inc.	382,904,586	733,655,014
2,715,849	Tiffany & Company	163,749,956	175,226,577
3,252,457	Vista Outdoor, Inc. (a)(c)	60,840,739	162,785,473
3,992,318	H&R Block, Inc.	67,554,206	94,977,245
2,485	JG Boswell Company (b)	573,840	1,664,925
31,592	Mills Music Trust (b)(c)(d)	930,199	700,711
		922,065,633	2,146,064,751
Consumer Staples 0.73%
3,258,980	Colgate-Palmolive Company	125,309,063	242,565,881
1,693,404	Wal-Mart Stores, Inc.	82,465,011	123,567,690
		207,774,074	366,133,571
Energy 2.60%
14,862,166	National Oilwell Varco, Inc.	850,965,335	480,791,070
10,421,410	FMC Technologies, Inc. (a)	365,933,741	264,495,386
5,864,214	ConocoPhillips	207,807,820	239,377,215
5,817,424	Devon Energy Corporation	314,055,469	222,690,991
867,954	Phillips 66	68,629,773	66,016,581
3,908,035	San Juan Basin Royalty Trust (b)(c)	138,744,050	25,402,228
		1,946,136,188	1,298,773,471
Financials 9.60%
23,709,923	Weyerhaeuser Company, REIT	483,947,523	775,788,681
10,757,592	American Express Company	602,135,208	693,434,380
16,705,583	Bank of New York Mellon Corporation	416,480,491	658,199,970
10,500,485	BB&T Corporation	271,359,274	387,152,882
7,819,459	U.S. Bancorp	192,949,644	329,746,586
5,950,232	American International Group, Inc.	312,971,301	323,930,630
11,559,557	Synchrony Financial (a)	335,221,813	322,280,449
4,386,051	WR Berkley Corporation	117,583,057	255,224,308
1,088	Berkshire Hathaway, Inc., Class ‘A’ (a)	78,430,920	235,008,000
386,832	Alleghany Corporation (a)	157,421,935	210,243,192
2,419,243	Cincinnati Financial Corporation	58,018,806	180,717,452
4,889,353	Brown & Brown, Inc.	152,411,545	179,243,681
1,517,758	Visa, Inc., Class ‘A’	27,354,307	118,461,012
1,222,123	Mastercard, Inc., Class ‘A’	24,535,794	116,394,995
		3,230,821,618	4,785,826,218

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 34.83% — (continued)

Health Care 1.02%
3,096,534	Varian Medical Systems, Inc. (a)	$239,375,117	$293,365,631
1,632,874	Anthem, Inc.	122,876,124	214,461,671
		362,251,241	507,827,302
Industrials 6.48%
3,015,674	3M Company	262,447,187	537,875,615
8,414,508	Flowserve Corporation (c)	398,851,749	402,634,208
3,609,918	Cintas Corporation	93,475,490	387,235,904
4,056,411	Union Pacific Corporation	332,054,346	377,449,043
3,436,129	Orbital ATK, Inc. (c)	169,767,743	299,355,558
3,784,129	Deere & Company	308,456,420	294,064,665
1,268,564	WW Grainger, Inc.	270,731,659	277,625,231
1,378,153	Cummins, Inc.	122,205,129	169,195,844
4,133,029	Timken Company (c)	158,386,035	138,249,820
479,972	Lockheed Martin Corporation	33,138,984	121,303,323
541,128	Northrop Grumman Corporation	28,844,890	117,224,559
5,851,664	NOW, Inc. (a)(c)	178,684,330	107,143,968
		2,357,043,962	3,229,357,738
Information Technology 8.14%
27,002,083	Oracle Corporation	856,422,677	1,108,165,486
16,419,091	Microsoft Corporation	402,143,883	930,634,078
9,803,351	Linear Technology Corporation	294,903,483	588,103,027
8,166,351	Xilinx, Inc.	329,367,112	417,137,209
11,463,126	Teradata Corporation (a)(c)	455,775,996	325,323,516
2,530,508	Texas Instruments, Inc.	119,204,422	176,502,933
1,088,460	F5 Networks, Inc. (a)	97,135,264	134,337,733
163,012	Alphabet, Inc., Class ‘C’ (a)	39,031,290	125,321,995
134,718	Alphabet, Inc., Class ‘A’ (a)	75,360,379	106,607,742
1,027,905	Automatic Data Processing, Inc.	31,952,626	91,432,150
1,074,758	CommVault Systems, Inc. (a)	51,692,790	55,607,979
		2,752,989,922	4,059,173,848
Materials 1.52%
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (c)	182,102,946	307,727,554
1,061,412	Praxair, Inc.	109,485,246	123,696,954
574,575	Martin Marietta Materials, Inc.	46,996,715	116,437,624
1,260,596	Royal Gold, Inc.	75,321,955	106,570,786
672,667	Vulcan Materials Company	24,769,742	83,397,255
318,621	Deltic Timber Corporation	15,202,824	21,959,359
		453,879,428	759,789,532
Utilities 0.44%
4,874,044	UGI Corporation	161,805,549	220,599,232
Total U.S. Common Stocks		12,394,767,615	17,373,545,663
Total Common Stocks		27,176,232,625	36,950,046,028

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

Investment Company — 0.00*%
341,551	State Street Institutional U.S. Government Money Market Fund, Premier Class	$341,551	$341,551

Warrant — 0.11%

United States — 0.11%
2,393,336	JPMorgan Chase & Company Warrant expire 10/28/18 (a)(b)	29,969,666	53,586,793

OUNCES

Commodity — 7.28%
2,688,447	Gold bullion (a)	2,770,072,512	3,632,952,056

PRINCIPAL

Notes and Bonds — 2.75%

U.S. Bonds 1.51%

Government Obligations 1.50%
$250,000,000	U.S. Treasury Note 0.625% due 12/15/16	249,920,893	250,236,250
250,000,000	U.S. Treasury Note 0.75% due 03/15/17 (i)	249,845,110	250,413,250
250,000,000	U.S. Treasury Note 0.875% due 09/15/16	250,101,776	250,193,750
		749,867,779	750,843,250
U.S. Corporate Bond 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)(d)	4,863,791	5,223,658
Total U.S. Bonds		754,731,570	756,066,908

International Notes and Bonds — 1.24%

International Corporate Notes and Bonds — 0.09%

France 0.09%
12,000,000 EUR	Emin Leydier SA FRN 7.815% due 11/30/20 (b)(d)(e)(g)(j)	14,476,149	13,416,006
15,000,000 EUR	Emin Leydier SA FRN 7.815% due 11/30/20 (b)(d)(e)(g)(j)	21,341,293	16,770,007
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	15,289,117	14,061,275
Total International Corporate Notes and Bonds		51,106,559	44,247,288

International Government Bonds — 1.15%

Indonesia 0.06%
345,617,000,000 IDR	Indonesia Treasury Bond 8.25% due 07/15/21	26,472,174	28,085,098

Mexico 0.35%
2,559,090,000 MXN	Mexican Bonos 4.75% due 06/14/18	161,218,816	135,383,777
764,192,000 MXN	Mexican Bonos 5.00% due 12/11/19	56,086,254	40,172,534
		217,305,070	175,556,311
Poland 0.04%
82,617,000 PLN	Poland Government Bond 3.25% due 07/25/19	21,794,239	22,061,065

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds 1.15% — (continued)

Singapore 0.65%
154,398,000 SGD	Singapore Government Bond 0.50% due 04/01/18	$117,215,639	$114,307,725
150,966,000 SGD	Singapore Government Bond 2.375% due 04/01/17	122,839,734	113,750,691
119,604,000 SGD	Singapore Government Bond 3.25% due 09/01/20	92,387,178	96,168,503
		332,442,551	324,226,919
South Korea 0.05%
26,391,330,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (k)	25,218,904	23,897,165
Total International Government Bonds		623,232,938	573,826,558
Total International Notes and Bonds		674,339,497	618,073,846
Total Notes and Bonds		1,429,071,067	1,374,140,754

Commercial Paper — 15.26%

International Commercial Paper — 6.75%

Canada 0.79%
44,817,000 USD	Suncor Energy, Inc. 0.97% due 09/12/16	44,767,328	44,773,303
27,904,000 USD	Suncor Energy, Inc. 0.97% due 09/19/16	27,867,919	27,871,997
49,135,000 USD	Total Capital Limited 0.51% due 09/14/16	49,104,973	49,109,084
34,945,000 USD	Total Capital Limited 0.59% due 08/18/16	34,935,429	34,937,856
32,787,000 USD	Total Capital Limited 0.59% due 10/13/16	32,748,439	32,754,676
79,970,000 USD	Total Capital Limited 0.61% due 10/21/16	79,862,040	79,879,314
125,000,000 USD	Total Capital Limited 0.62% due 10/21/16	124,828,437	124,858,250

France 1.83%
30,226,000 USD	Engie 0.76% due 08/02/16	30,225,370	30,224,781
21,874,000 USD	Engie 0.76% due 08/04/16	21,872,633	21,872,658
27,256,000 USD	Engie 0.79% due 08/17/16	27,246,551	27,250,289
30,343,000 USD	Engie 0.80% due 08/29/16	30,324,356	30,332,261
32,671,000 USD	Engie 0.80% due 09/22/16	32,633,719	32,648,539
29,902,000 USD	Engie 0.83% due 08/02/16	29,901,327	29,900,794
32,219,000 USD	Engie 0.83% due 08/03/16	32,217,550	32,217,367

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.75% — (continued)

France 1.83% — (continued)
40,201,000 USD	Engie 0.83% due 09/09/16	$40,165,724	$40,181,020
20,326,000 USD	Engie 0.83% due 09/26/16	20,300,389	20,310,743
65,026,000 USD	Engie 0.83% due 10/06/16	64,929,436	64,966,051
39,148,000 USD	Essilor International 0.57% due 08/15/16	39,139,474	39,140,735
20,967,000 USD	Essilor International 0.57% due 08/17/16	20,961,782	20,962,607
18,022,000 USD	Essilor International 0.58% due 08/08/16	18,020,003	18,020,108
61,281,000 USD	Essilor International 0.58% due 10/11/16	61,212,110	61,218,898
25,872,000 USD	L’Oreal USA, Inc. 0.48% due 08/08/16	25,869,636	25,869,499
37,586,000 USD	Sanofi 0.53% due 09/07/16	37,565,912	37,570,840
79,651,000 USD	Sanofi 0.54% due 09/13/16	79,600,576	79,613,241
111,184,000 USD	Sanofi 0.56% due 09/20/16	111,099,068	111,121,635
78,240,000 USD	Sanofi 0.56% due 10/14/16	78,151,545	78,172,894
39,826,000 USD	Sanofi 0.57% due 09/27/16	39,790,688	39,800,113
69,876,000 USD	Sanofi 0.66% due 11/03/16	69,757,405	69,795,229

Germany 0.98%
33,919,000 USD	BASF AG 0.45% due 08/16/16	33,912,782	33,912,301
35,477,000 USD	Henkel Corporation 0.57% due 08/01/16	35,477,000	35,475,936
39,937,000 USD	Henkel Corporation 0.57% due 08/04/16	39,935,136	39,934,551
2,400,000 USD	Henkel Corporation 0.57% due 09/14/16	2,398,357	2,398,640
24,742,000 USD	Henkel Corporation 0.64% due 10/06/16	24,713,423	24,719,190
38,328,000 USD	Henkel Corporation 0.65% due 09/14/16	38,298,019	38,306,283
65,267,000 USD	Siemens Company 0.43% due 08/12/16	65,258,624	65,257,913
49,007,000 USD	Siemens Company 0.46% due 09/01/16	48,988,010	48,989,181
120,735,000 USD	Siemens Company 0.46% due 09/02/16	120,686,706	120,689,573

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.75% — (continued)

Germany 0.98% — (continued)
27,247,000 USD	Siemens Company 0.53% due 09/28/16	$27,224,173	$27,227,055
27,247,000 USD	Siemens Company 0.53% due 09/29/16	27,223,779	27,226,587
27,247,000 USD	Siemens Company 0.53% due 09/30/16	27,223,386	27,226,163

Italy 0.02%
9,288,000 USD	Eni S.p.A. 0.64% due 08/01/16	9,288,000	9,287,426

Japan 0.39%
15,531,000 USD	Hitachi Limited 0.58% due 08/01/16	15,531,000	15,530,081
39,826,000 USD	Honda Corporation 0.51% due 08/19/16	39,816,043	39,816,475
68,363,000 USD	Mitsubishi Company 0.71% due 10/13/16	68,265,963	68,248,986
26,796,000 USD	Mitsui & Company Limited 0.66% due 09/06/16	26,778,583	26,776,492
42,940,000 USD	Mitsui & Company Limited 0.69% due 09/16/16	42,902,690	42,899,789

New Zealand 0.34%
40,467,000 USD	Alpha Finance Corporation Limited 0.37% due 08/02/16	40,466,596	40,465,507
58,457,000 USD	Alpha Finance Corporation Limited 0.42% due 09/13/16	58,428,372	58,426,973
69,308,000 USD	Alpha Finance Corporation Limited 0.46% due 09/07/16	69,275,945	69,277,735

Switzerland 1.42%
63,135,000 USD	ABB Limited 0.61% due 09/15/16	63,087,649	63,098,298
23,514,000 USD	Nestlé SA 0.48% due 08/25/16	23,506,632	23,508,304
69,876,000 USD	Nestlé SA 0.51% due 10/18/16	69,800,301	69,791,730
24,280,000 USD	Nestlé SA 0.52% due 09/21/16	24,262,458	24,262,919
40,201,000 USD	Nestlé SA 0.53% due 09/13/16	40,176,031	40,179,168
48,110,000 USD	Nestlé SA 0.55% due 09/06/16	48,084,021	48,089,778
37,586,000 USD	Nestlé SA 0.55% due 09/06/16	37,565,704	37,570,202
43,006,000 USD	Nestlé SA 0.55% due 10/17/16	42,956,328	42,954,966

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 6.75% — (continued)

Switzerland 1.42% — (continued)
23,571,000 USD	Novartis International AG 0.47% due 08/11/16	$23,567,988	$23,567,978
26,584,000 USD	Novartis International AG 0.47% due 09/09/16	26,570,752	26,571,718
28,835,000 USD	Novartis International AG 0.49% due 08/15/16	28,829,617	28,830,057
37,967,000 USD	Novartis International AG 0.50% due 08/10/16	37,962,349	37,962,532
21,548,000 USD	Novartis International AG 0.52% due 08/22/16	21,541,589	21,543,136
32,223,000 USD	Roche Holdings, Inc. 0.41% due 09/09/16	32,209,037	32,208,113
43,006,000 USD	Roche Holdings, Inc. 0.42% due 08/22/16	42,995,714	42,995,306
80,001,000 USD	Roche Holdings, Inc. 0.44% due 08/08/16	79,994,311	79,993,266
19,292,000 USD	Roche Holdings, Inc. 0.44% due 08/15/16	19,288,774	19,288,693
45,637,000 USD	Roche Holdings, Inc. 0.44% due 08/18/16	45,627,733	45,627,670

United Kingdom 0.98%
25,076,000 USD	British American Tobacco PLC 0.92% due 08/16/16	25,066,596	25,066,659
65,267,000 USD	GlaxoSmithKline PLC 0.52% due 08/12/16	65,256,829	65,257,177
27,247,000 USD	GlaxoSmithKline PLC 0.54% due 09/06/16	27,232,559	27,234,543
40,000,000 USD	GlaxoSmithKline PLC 0.55% due 09/26/16	39,966,400	39,969,976
32,623,000 USD	GlaxoSmithKline PLC 0.56% due 08/04/16	32,621,505	32,620,999
33,395,000 USD	GlaxoSmithKline PLC 0.59% due 08/09/16	33,390,696	33,391,123
33,395,000 USD	GlaxoSmithKline PLC 0.59% due 08/10/16	33,390,158	33,390,748
58,821,000 USD	GlaxoSmithKline PLC 0.61% due 08/16/16	58,806,295	58,809,383
67,837,000 USD	GlaxoSmithKline PLC 0.63% due 09/21/16	67,777,416	67,791,414
40,870,000 USD	GlaxoSmithKline PLC 0.63% due 10/03/16	40,825,656	40,834,484
65,342,000 USD	GlaxoSmithKline PLC 0.63% due 10/04/16	65,269,979	65,284,114
Total International Commercial Paper		3,364,823,483	3,365,162,073

U.S. Commercial Paper — 8.51%
$24,619,000	Abbott Laboratories 0.66% due 08/22/16	24,609,665	24,612,878
76,694,000	AbbVie, Inc. 0.68% due 08/11/16	76,679,726	76,676,413

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 8.51% — (continued)
$31,489,000	AbbVie, Inc. 0.68% due 08/16/16	$31,480,209	$31,478,845
48,054,000	Amphenol Corporation 0.81% due 08/24/16	48,029,439	48,027,762
74,976,000	Apple, Inc. 0.41% due 09/15/16	74,938,512	74,938,812
54,559,000	Apple, Inc. 0.41% due 09/23/16	54,526,871	54,527,004
100,502,000	Apple, Inc. 0.43% due 09/08/16	100,457,444	100,459,993
55,808,000	Apple, Inc. 0.43% due 10/04/16	55,766,330	55,767,597
41,019,000	Apple, Inc. 0.43% due 10/05/16	40,987,894	40,988,705
56,679,000	Apple, Inc. 0.43% due 10/06/16	56,635,357	56,636,415
75,959,000	Apple, Inc. 0.43% due 10/07/16	75,899,625	75,900,954
26,936,000	Apple, Inc. 0.46% due 08/02/16	26,935,663	26,935,126
36,701,000	Apple, Inc. 0.51% due 09/06/16	36,682,650	36,686,448
6,290,000	Avery Dennison Corporation 0.56% due 08/01/16	6,290,000	6,289,628
75,934,000	Caterpillar Financial Services Company 0.49% due 08/10/16	75,924,888	75,924,331
17,577,000	Caterpillar Financial Services Company 0.51% due 10/13/16	17,559,179	17,557,259
62,592,000	Chevron Corporation 0.35% due 08/23/16	62,578,995	62,576,656
60,023,000	Chevron Corporation 0.37% due 09/16/16	59,995,389	59,991,301
12,060,000	Clorox Company 0.76% due 08/09/16	12,057,990	12,057,310
19,560,000	Coca-Cola Company 0.43% due 10/07/16	19,544,711	19,543,760
17,783,000	Coca-Cola Company 0.53% due 08/17/16	17,778,890	17,779,649
16,715,000	Dominion Resources, Inc. 0.79% due 08/04/16	16,713,914	16,713,000
26,450,000	DuPont 0.75% due 09/09/16	26,428,796	26,425,190
34,914,000	Entergy Corporation 1.16% due 09/12/16	34,866,750	34,875,595
39,826,000	Entergy Corporation 1.19% due 08/15/16	39,807,569	39,810,146
73,985,000	Exxon Mobil Corporation 0.41% due 08/01/16	73,985,000	73,982,947
35,094,000	Exxon Mobil Corporation 0.41% due 08/09/16	35,090,881	35,090,300
38,500,000	Exxon Mobil Corporation 0.43% due 08/09/16	38,496,407	38,495,941
34,654,000	Exxon Mobil Corporation 0.44% due 08/05/16	34,652,344	34,651,716
28,626,000	Exxon Mobil Corporation 0.44% due 10/03/16	28,604,459	28,602,174
36,701,000	Exxon Mobil Corporation 0.45% due 08/22/16	36,691,580	36,692,143
60,301,000	Exxon Mobil Corporation 0.46% due 09/19/16	60,264,066	60,262,414
20,139,000	Honeywell International, Inc. 0.51% due 10/11/16	20,119,141	20,117,143
31,191,000	Intel Corporation 0.49% due 08/25/16	31,181,019	31,182,181
31,191,000	Intel Corporation 0.49% due 08/26/16	31,180,603	31,181,830
32,671,000	International Business Machines Corporation 0.40% due 08/23/16	32,663,213	32,663,309
32,671,000	International Business Machines Corporation 0.40% due 08/24/16	32,662,859	32,662,954
37,613,000	John Deere Limited 0.43% due 08/05/16	37,611,245	37,610,294
25,118,000	MetLife 0.43% due 08/12/16	25,114,777	25,113,907
29,361,000	MetLife 0.49% due 08/04/16	29,359,826	29,358,998
70,521,000	MetLife 0.49% due 08/18/16	70,462,703	70,504,231
52,145,000	MetLife 0.54% due 10/11/16	52,090,494	52,074,150
32,965,000	MetLife 0.55% due 08/08/16	32,961,539	32,961,209
20,100,000	MetLife 0.60% due 09/13/16	20,085,835	20,086,259
142,203,000	Microsoft Corporation 0.40% due 08/03/16	142,199,919	142,197,174
40,610,000	Microsoft Corporation 0.44% due 09/14/16	40,588,657	40,590,330

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 8.51% — (continued)
$38,500,000	Microsoft Corporation 0.45% due 08/17/16	$38,492,471	$38,493,254
75,000,000	Microsoft Corporation 0.45% due 10/05/16	74,940,417	74,944,608
43,607,000	Microsoft Corporation 0.46% due 09/22/16	43,578,655	43,581,884
62,730,000	Microsoft Corporation 0.46% due 10/12/16	62,673,543	62,677,725
25,826,000	Microsoft Corporation 0.47% due 08/10/16	25,823,030	25,823,306
65,342,000	Microsoft Corporation 0.47% due 10/05/16	65,287,730	65,293,741
62,730,000	Microsoft Corporation 0.47% due 10/19/16	62,666,678	62,671,560
70,188,000	Microsoft Corporation 0.50% due 08/24/16	70,166,027	70,170,258
53,499,000	Microsoft Corporation 0.50% due 10/19/16	53,441,474	53,449,160
35,932,000	National Grid USA 0.78% due 08/11/16	35,924,315	35,922,463
33,919,000	National Grid USA 0.78% due 08/23/16	33,903,039	33,901,240
37,980,000	National Grid USA 0.80% due 09/12/16	37,944,995	37,942,969
66,734,000	PepsiCo, Inc. 0.41% due 08/02/16	66,733,259	66,731,612
69,308,000	PepsiCo, Inc. 0.41% due 08/05/16	69,304,920	69,303,552
47,017,000	PepsiCo, Inc. 0.41% due 08/15/16	47,009,686	47,009,163
36,170,000	PepsiCo, Inc. 0.41% due 09/07/16	36,155,130	36,154,206
54,768,000	PepsiCo, Inc. 0.41% due 09/22/16	54,736,356	54,733,443
60,701,000	Pfizer, Inc. 0.47% due 09/19/16	60,662,994	60,667,770
37,842,000	Pfizer, Inc. 0.48% due 08/01/16	37,842,000	37,841,085
28,835,000	Pfizer, Inc. 0.48% due 08/09/16	28,801,872	28,832,269
33,232,000	Pfizer, Inc. 0.49% due 09/19/16	33,210,288	33,213,807
42,958,000	Pfizer, Inc. 0.49% due 09/20/16	42,929,361	42,933,904
56,679,000	Pfizer, Inc. 0.49% due 10/12/16	56,624,588	56,631,768
61,103,000	Pfizer, Inc. 0.53% due 08/17/16	61,088,878	61,092,455
39,108,000	Pfizer, Inc. 0.54% due 08/22/16	39,095,909	39,099,214
25,821,000	Pfizer, Inc. 0.54% due 08/23/16	25,812,637	25,814,921
27,247,000	Philip Morris International, Inc. 0.44% due 08/30/16	27,237,562	27,236,997
27,247,000	Philip Morris International, Inc. 0.44% due 08/31/16	27,237,236	27,236,660
40,185,000	Philip Morris International, Inc. 0.47% due 09/09/16	40,164,974	40,165,028
43,006,000	Philip Morris International, Inc. 0.48% due 09/15/16	42,980,734	42,980,999
74,976,000	Philip Morris International, Inc. 0.51% due 09/21/16	74,922,892	74,925,616
59,818,000	Praxair, Inc. 0.39% due 08/19/16	59,806,635	59,804,043
58,457,000	Praxair, Inc. 0.39% due 09/02/16	58,437,255	58,433,300
70,257,000	Qualcomm, Inc. 0.47% due 10/12/16	70,192,364	70,188,939
36,044,000	Qualcomm, Inc. 0.48% due 08/03/16	36,043,059	36,042,323
29,342,000	Qualcomm, Inc. 0.48% due 08/11/16	29,338,169	29,338,239
43,697,000	Qualcomm, Inc. 0.50% due 09/07/16	43,674,994	43,677,919
40,000,000	Schlumberger Investments SA 1.02% due 09/23/16	39,939,933	39,930,124
31,185,000	Schlumberger Investments SA 1.07% due 09/14/16	31,144,217	31,141,721
2,291,000	United Healthcare Company 0.54% due 08/01/16	2,291,000	2,290,884
45,300,000	United Healthcare Company 0.61% due 08/01/16	45,300,000	45,297,697
14,732,000	United Healthcare Company 0.71% due 08/05/16	14,730,854	14,730,224
37,586,000	Verizon Communications, Inc. 0.83% due 08/09/16	37,579,151	37,577,616
63,135,000	Walt Disney Company 0.42% due 08/19/16	63,122,057	63,121,742
106,431,000	Walt Disney Company 0.50% due 09/01/16	106,386,092	106,392,301
73,403,000	Walt Disney Company 0.50% due 09/08/16	73,365,034	73,369,979

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 8.51% — (continued)
$58,927,000	Walt Disney Company 0.50% due 09/23/16	$58,884,491	$58,888,959
Total U.S. Commercial Paper		4,246,871,978	4,246,965,028
Total Commercial Paper		7,611,695,461	7,612,127,101
Total Investments — 99.48% (Cost: $39,017,382,882)			49,623,194,283
Other Assets in Excess of Liabilities — 0.52%			257,325,895
Net Assets — 100.00%			$49,880,520,178

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2016, the value of these securities amounted to $1,291,355,948 or 2.59% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $74,600,769 or 0.15% of net assets.
(e)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2016, the value of these securities amounted to $59,701,226 or 0.12% of net assets.
(f)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(g)

On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS, effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

(h)	Represents non-voting class of shares.
(i)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(j)	Floating rate security. Rate shown is the rate in effect at July 31, 2016.
(k)	Inflation protected security.

At July 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,911,026,980
Gross unrealized depreciation	(2,305,215,579)
Net unrealized appreciation	$10,605,811,401

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
AG	—	Aktien Gesellschaft
AS	—	Anonim Sirket
ASA	—	Norwegian Public Limited Company
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Savings Shares
SA	—	Société Anonyme
SAS	—	Société par Actions Simplifiée
S.p.A.	—	Società per Azioni

Currencies
EUR	—	Euro
IDR	—	Indonesian Rupiah

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
USD	—	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.815% due 11/30/20#	06/22/05	$14,476,149	$1.12
Emin Leydier SA FRN 7.815% due 11/30/20	07/30/09	21,341,293	1.12
Emin Leydier SA	07/30/09	—	2.46

# Formerly known as FINEL.

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2016	UNREALIZED APPRECIATION AT JULY 31, 2016	UNREALIZED DEPRECIATION AT JULY 31, 2016
08/17/16	82,975,000	Euro	$91,333,072	$92,818,623	$—	$(1,485,551)
09/14/16	43,319,000	Euro	49,464,233	48,514,985	949,248	—
10/19/16	84,770,000	Euro	97,273,575	95,086,285	2,187,290	—
11/16/16	84,728,000	Euro	97,086,850	95,156,768	1,930,082	—
12/14/16	61,049,000	Euro	67,946,927	68,651,897	—	(704,970)
08/17/16	45,365,000	British Pound	66,054,616	60,051,304	6,003,312	—
08/17/16	18,539,389,000	Japanese Yen	172,948,255	181,783,191	—	(8,834,936)
09/14/16	18,539,389,000	Japanese Yen	173,137,482	181,980,788	—	(8,843,306)
10/19/16	21,225,123,000	Japanese Yen	197,980,582	208,634,714	—	(10,654,132)
11/16/16	18,927,694,000	Japanese Yen	178,173,783	186,261,999	—	(8,088,216)
12/14/16	16,200,903,000	Japanese Yen	161,774,457	159,629,324	2,145,133	—
			$1,353,173,832	$1,378,569,878	$13,215,065	$(38,611,111)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JULY 31, 2016	UNREALIZED APPRECIATION AT JULY 31, 2016	UNREALIZED DEPRECIATION AT JULY 31, 2016
08/17/16	6,188,000	British Pound	$8,008,250	8,191,281	$183,031	$—

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

Affiliated Securities

AFFILIATED SECURITIES	SHARES October 31, 2015	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2016	MARKET VALUE JULY 31, 2016	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Berkeley Group Holdings PLC	7,041,897	253,821	83,339	7,212,379	$256,098,296	$3,181,593	$10,355,028
Chofu Seisakusho Company Limited	3,526,280	—	40,400	3,485,880	89,440,230	51,827	915,946
Cintas Corporation*	5,828,568	—	2,218,650	3,609,918	387,235,904	133,365,126	6,008,208
Emin Leydier SA#	12,000,000	—	—	12,000,000	29,515,213	—	—
Flowserve Corporation	6,170,798	2,243,710	—	8,414,508	402,634,208	—	4,438,666
Hirose Electric Company Limited	2,217,600	224,700	—	2,442,300	307,097,653	—	2,203,720
Hornbach Holding AG & Company KGaA	1,339,934	—	—	1,339,934	90,931,444	—	1,888,911
IDACorp, Inc.*	3,760,485	—	3,760,485	—	—	147,023,644	3,813,819
Italmobiliare S.p.A. RSP	1,734,972	—	—	1,734,972	59,238,424	—	802,233
Mills Music Trust	31,592	—	—	31,592	700,711	—	47,763
NOW, Inc.	5,851,664	—	—	5,851,664	107,143,968	—	—
NSC Groupe	66,717	—	—	66,717	5,754,591	—	177,823
Namyang Dairy Products Company Limited	39,989	—	—	39,989	24,347,184	—	26,668
Neopost SA	1,867,732	—	—	1,867,732	51,869,032	—	1,414,781
Orbital ATK, Inc.	2,642,113	794,016	—	3,436,129	299,355,558	—	2,298,701
Robertet SA	157,260	—	—	157,260	50,723,134	—	594,248
Sabeton SA	385,000	—	—	385,000	6,249,846	—	79,249
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	25,402,228	—	468,937
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	307,727,554	—	5,883,334
T. Hasegawa Company Limited	5,147,000	—	131,200	5,015,800	91,334,899	(23,447)	615,951
Teradata Corporation	12,051,787	—	588,661	11,463,126	325,323,516	(9,939,432)	—
Timken Company	4,133,029	—	—	4,133,029	138,249,820	—	3,223,763
Vista Outdoor, Inc.	4,424,582	—	1,172,125	3,252,457	162,785,473	28,335,335	—
Total					$3,219,158,886	$301,994,646	$45,257,749

# Formerly known as FINEL.

* Represents an unaffiliated issuer as of July 31, 2016.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	4.14%
Consumer Staples	4.97
Energy	1.29
Financials	6.45
Health Care	2.76
Industrials	7.25
Information Technology	1.97
Materials	8.46
Telecommunication Services	1.96
Total International Common Stocks	39.25
U.S. Common Stocks
Consumer Discretionary	4.30
Consumer Staples	0.73
Energy	2.60
Financials	9.60
Health Care	1.02
Industrials	6.48
Information Technology	8.14
Materials	1.52
Utilities	0.44
Total U.S. Common Stocks	34.83
Investment Company	0.00 *
Warrant	0.11
Commodity	7.28
U.S. Bonds
Consumer Discretionary	0.01
Government Issues	1.50
Total U.S. Bonds	1.51
International Notes and Bonds
Financials	0.03
Government Issues	1.15
Materials	0.06
Total International Notes and Bonds	1.24
Commercial Paper
International Commercial Paper	6.75
U.S. Commercial Paper	8.51
Total Commercial Paper	15.26

Total Investments	99.48%

*            Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

FIRST EAGLE

Overseas Fund

Consolidated Schedule of Investments • Period Ended July 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.26%

International Common Stocks — 71.95%

Africa 0.09%
118,663	Randgold Resources Limited, ADR	$7,074,131	$13,955,955

Australia 1.05%
8,292,860	Newcrest Mining Limited (a)	113,322,720	157,553,979

Austria 0.26%
2,552,584	Wienerberger AG	31,893,214	39,382,304

Belgium 0.60%
907,727	Groupe Bruxelles Lambert SA (b)	69,227,228	76,569,619
98,473	Sofina SA	8,428,556	13,172,611
		77,655,784	89,742,230
Bermuda 1.76%
2,998,400	Jardine Matheson Holdings Limited	133,424,811	177,805,120
5,881,403	Hiscox Limited	70,399,116	82,507,662
145,400	Jardine Strategic Holdings Limited	3,944,242	4,449,240
		207,768,169	264,762,022
Brazil 0.06%
832,400	Cielo SA	7,834,786	9,434,586

Canada 5.03%
1,984,602	Agnico-Eagle Mines Limited	62,879,833	115,490,415
7,645,847	Cenovus Energy, Inc.	186,103,811	109,335,612
6,044,482	Goldcorp, Inc.	159,971,703	108,075,338
6,848,207	Potash Corporation of Saskatchewan, Inc.	238,001,625	106,832,029
4,694,846	Barrick Gold Corporation	50,363,489	102,629,334
1,054,193	Franco-Nevada Corporation	44,943,106	81,281,821
2,106,982	Suncor Energy, Inc.	52,774,137	56,706,887
1,170,131	Canadian Natural Resources Limited	29,522,120	35,435,974
994,580	Imperial Oil Limited	29,935,854	30,599,532
1,100,050	EnCana Corporation	14,298,776	8,855,402
23,402	PrairieSky Royalty Limited	458,814	455,440
		869,253,268	755,697,784
Chile 0.60%
3,925,749	Cia Cervecerias Unidas SA, ADR	84,378,900	89,781,880

Denmark 0.50%
1,927,059	ISS AS	65,007,600	74,318,723

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.95% — (continued)

France 10.83%
3,402,404	Danone SA	$228,487,659	$262,011,895
5,945,130	Bouygues SA	213,738,152	175,870,576
1,732,226	Sanofi	141,847,046	147,474,336
5,726,785	Carrefour SA	184,279,761	143,449,096
3,233,820	Cie de Saint-Gobain	138,658,254	137,024,126
1,125,050	Sodexo SA	39,996,849	131,755,224
2,185,588	Total SA	103,838,355	104,483,565
6,886,731	Rexel SA	99,926,196	102,363,105
235,837	Robertet SA (b)(c)	20,591,064	76,067,606
2,324,457	SFR Group SA	77,416,208	54,911,461
493,657	Wendel SA	10,886,846	52,690,730
558,938	Laurent-Perrier (b)(c)	19,851,603	44,361,151
648,834	Legrand SA	22,223,920	35,798,328
442,830	Société Foncière Financière et de Participations (b)	29,139,582	33,512,246
11,593,581	Emin Leydier SA (a)(b)(c)(d)(e)(f)(g)	9,166,547	28,515,584
801,693	Neopost SA	41,407,216	22,263,922
896,416	Legris Industries SA (a)(b)(c)(d)(f)	23,119,325	20,785,494
364,373	Gaumont SA (b)(c)	21,698,753	19,920,353
101,300	BioMerieux	7,811,392	14,003,789
51,500	Robertet SA CI (b)(d)(h)	2,151,628	10,939,635
37,706	Christian Dior SE	5,980,825	6,818,624
100,000	Sabeton SA (b)	1,463,143	1,623,337
		1,443,680,324	1,626,644,183
Germany 3.83%
3,308,644	HeidelbergCement AG	185,693,220	280,167,227
2,106,367	Deutsche Wohnen AG	19,420,480	78,830,924
392,377	Linde AG	52,843,320	56,457,816
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	47,720,986
11,069,088	Telefonica Deutschland Holding AG	50,352,342	45,169,647
664,606	Hornbach Holding AG & Company KGaA (b)	15,728,733	45,101,910
404,105	Fraport AG	14,632,398	22,092,511
		426,244,800	575,541,021
Greece 0.48%
6,144,609	Jumbo SA	27,916,825	72,612,473

Hong Kong 3.53%
70,923,540	Hang Lung Properties Limited	168,706,513	153,577,474
33,586,303	Hopewell Holdings Limited	96,856,757	111,039,476
22,777,700	Great Eagle Holdings Limited	76,569,942	102,902,452
7,806,340	Guoco Group Limited (b)	57,283,838	88,795,306
15,997,405	Hysan Development Company Limited	72,338,810	73,611,487
		471,755,860	529,926,195
Ireland 0.43%
2,108,597	CRH PLC	35,126,499	64,240,125

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.95% — (continued)

Israel 0.20%
7,510,515	Israel Chemicals Limited	$75,169,596	$30,469,859

Italy 0.86%
6,781,606	Italcementi S.p.A. (a)	100,399,041	80,291,672
1,197,736	Italmobiliare S.p.A. RSP (b)(c)	50,324,929	40,895,180
168,142	Italmobiliare S.p.A. (b)	19,250,153	7,263,657
		169,974,123	128,450,509
Japan 22.49%
13,970,900	KDDI Corporation	167,226,856	430,621,654
2,072,940	Fanuc Corporation	232,703,638	351,974,180
3,895,800	Secom Company Limited	165,603,656	296,246,506
400,100	Keyence Corporation	78,946,933	285,934,160
956,890	SMC Corporation	143,339,850	254,942,467
7,378,400	Sompo Japan Nipponkoa Holdings, Inc.	203,351,796	243,259,054
10,512,550	Mitsubishi Estate Company Limited	186,338,761	198,742,676
5,146,930	Hoya Corporation	114,377,734	185,377,250
9,288,800	Astellas Pharma, Inc.	72,557,771	156,717,491
4,973,200	MS&AD Insurance Group Holdings, Inc.	98,914,606	146,512,855
1,086,600	Hirose Electric Company Limited	113,363,708	136,630,352
835,470	Shimano, Inc.	10,069,760	133,056,182
2,715,380	Daiichikosho Company Limited	33,513,866	125,343,655
1,331,930	Nissin Foods Holdings Company Limited	46,731,908	76,233,363
3,559,930	Kansai Paint Company Limited	26,253,316	75,605,119
3,112,211	T. Hasegawa Company Limited (b)(c)	41,476,928	56,671,613
1,299,640	As One Corporation (b)(c)	26,525,156	53,942,034
508,106	SK Kaken Company Limited (b)	9,470,131	51,888,710
1,871,000	Chofu Seisakusho Company Limited (b)(c)	29,774,613	48,005,861
1,687,224	Nagaileben Company Limited	16,095,088	40,562,165
2,045,420	Maezawa Kasei Industries Company Limited (b)(c)	31,490,225	20,988,433
473,100	Komatsu Limited	8,324,840	9,363,703
		1,856,451,140	3,378,619,483
Mexico 2.98%
9,388,464	Grupo Televisa S.A.B., ADR	195,988,481	249,451,488
5,519,088	Fresnillo PLC	96,170,770	141,044,797
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	57,546,469
		293,992,941	448,042,754
Netherlands 0.74%
560,446	HAL Trust (b)	20,803,015	111,531,044

Norway 0.70%
11,393,841	Orkla ASA	83,103,593	105,739,231

Poland 0.04%
571,220	Pfleiderer Grajewo SA (b)	3,567,238	4,390,166
109,275	Pfleiderer Grajewo Senior Debt Interest Claims (b)(f)(i)	636,263	797,852
		4,203,501	5,188,018

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.95% — (continued)

Russia 0.23%
8,297,382	Gazprom PJSC, ADR	$55,920,439	$33,770,345

Singapore 1.62%
25,512,113	Haw Par Corporation Limited (b)(c)	76,875,317	174,305,180
32,779,415	ComfortDelGro Corporation Limited	24,022,250	68,947,528
		100,897,567	243,252,708
South Korea 2.92%
1,457,048	KT&G Corporation	79,057,554	157,392,142
3,325,507	Kia Motors Corporation	156,554,840	125,135,134
353,250	Lotte Confectionery Company Limited (b)	12,445,892	59,760,635
186,884	Nong Shim Company Limited	43,886,371	56,141,112
872,463	Fursys, Inc. (b)(c)	10,110,166	26,326,161
22,950	Namyang Dairy Products Company Limited (b)	4,912,653	13,973,039
		306,967,476	438,728,223
Sweden 1.10%
3,013,030	Investor AB, Class ‘A’ (b)	59,333,861	101,866,259
1,846,088	Investor AB, Class ‘B’	40,783,748	63,600,180
		100,117,609	165,466,439
Switzerland 2.73%
2,972,836	Nestlé SA	104,479,365	238,329,919
2,413,791	Pargesa Holding SA	129,478,662	168,108,638
19,635	Rieter Holding AG (a)	2,364,223	4,134,857
		236,322,250	410,573,414
Taiwan 0.34%
11,509,694	Taiwan Secom Company Limited	17,429,499	33,783,114
603,122	Taiwan Semiconductor Manufacturing Company Limited, ADR	12,120,237	16,754,729
		29,549,736	50,537,843
Thailand 1.01%
22,779,459	Bangkok Bank PCL, NVDR	93,410,526	111,510,128
52,214,985	Thai Beverage PCL	8,627,619	40,309,174
15,000	Bangkok Bank PCL	63,387	73,643
		102,101,532	151,892,945
Turkey 0.15%
5,893,909	Yazicilar Holding AS	38,350,989	22,944,706

United Kingdom 4.79%
2,239,901	British American Tobacco PLC	120,857,366	143,017,312
5,994,554	GlaxoSmithKline PLC	117,733,473	133,917,334
3,291,665	Berkeley Group Holdings PLC	43,090,021	116,880,962
3,601,188	Liberty Global PLC, Series ‘C’ (a)	120,182,926	111,456,769
3,826,139	Diageo PLC	103,252,677	109,426,620
638,277	Willis Towers Watson PLC	67,880,455	78,903,803
7,237,964	WM Morrison Supermarkets PLC	30,047,276	17,797,935

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.95% — (continued)

United Kingdom 4.79% — (continued)
250,568	Liberty Global PLC, Series ‘A’ (a)	$8,986,807	$7,945,511
		612,031,001	719,346,246
Total International Common Stocks		7,954,869,388	10,808,147,227

U.S. Common Stock — 0.31%

Materials 0.31%
551,449	Royal Gold, Inc.	33,723,128	46,619,498
Total Common Stock		7,988,592,516	10,854,766,725

International Preferred Stock — 0.04%

South Korea 0.04%
27,183	Namyang Dairy Products Company Limited (b)	387,444	5,981,886

Investment Company — 0.04%
5,699,446	State Street Institutional U.S. Government Money Market Fund, Premier Class	5,699,446	5,699,446

Right — 0.00%
55,055	Pfleiderer Atlantik Raco RI Rights (a)(b)(d)	16,536	—

OUNCES

Commodity — 6.21%
690,811	Gold bullion (a)	563,993,676	933,506,700

PRINCIPAL

Term Loans — 0.01%

Germany 0.01%
72 EUR	Atlantik Commitment Fee Facility due 02/01/20 (a)(b)(d)(f)(i)	—	13
609,010 EUR	Atlantik Duration Fee Facility due 02/01/20 (a)(b)(d)(f)(i)	—	112,511
28,263 EUR	Atlantik FX Repayment Facility due 02/01/20 (a)(b)(d)(f)(i)	—	5,222
1,996,448 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (b)(d)(f)(i)(j)	—	368,831
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (b)(d)(f)(i)(j)	5,431,204	738,974
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (b)(d)(f)(i)(j)	1,073,459	146,056
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (b)(d)(f)(i)(j)	1,052,286	143,175
739,302 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (b)(d)(f)(i)(j)	997,446	136,581
469,266 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (b)(d)(f)(i)(j)	633,457	86,694
Total Term Loans		9,187,852	1,738,057

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

Notes and Bonds — 2.36%

U.S. Bond — 0.07%

Government Obligation 0.07%
$10,000,000	U.S. Treasury Note 0.75% due 03/15/17 (k)	$10,009,857	$10,016,530
Total U.S. Bond		10,009,857	10,016,530

International Notes and Bonds — 2.29%

International Corporate Notes and Bonds — 0.13%

France 0.13%
8,000,000 EUR	Emin Leydier SA FRN 7.815% due 11/30/20 (b)(d)(e)(f)(l)	9,650,406	8,944,004
10,000,000 EUR	Emin Leydier SA FRN 7.815% due 11/30/20 (b)(d)(e)(f)(l)	14,227,973	11,180,005
Total International Corporate Notes and Bonds		23,878,379	20,124,009

International Government Bonds — 2.16%

Canada 0.14%
27,880,000 CAD	Canadian Government Bond 1.25% due 08/01/17	21,453,292	21,499,192

Indonesia 0.08%
152,606,000,000 IDR	Indonesia Treasury Bond 8.25% due 07/15/21	8,808,231	12,400,879

Mexico 0.71%
1,094,660,000 MXN	Mexican Bonos 4.75% due 06/14/18	69,128,795	57,910,900
330,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	24,225,084	17,351,542
567,440,000 MXN	Mexican Bonos 6.50% due 06/10/21	34,785,066	31,366,358
		128,138,945	106,628,800

Poland 0.07%
37,020,000 PLN	Poland Government Bond 3.25% due 07/25/19	9,765,820	9,885,382

Singapore 0.95%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	67,212,054	65,542,707
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	36,794,292	34,071,860
53,521,000 SGD	Singapore Government Bond 3.25% due 09/01/20	41,282,013	43,033,966
		145,288,359	142,648,533
United Kingdom 0.21%
23,026,000 GBP	United Kingdom Gilt 1.00% due 09/07/17 (m)	35,730,207	30,766,303
Total International Government Bonds		349,184,854	323,829,089
Total International Notes and Bonds		373,063,233	343,953,098
Total Notes and Bonds		383,073,090	353,969,628

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 18.89%

International Commercial Paper — 8.71%

Canada 0.65%
12,683,000 USD	Suncor Energy, Inc. 0.97% due 09/12/16	$12,668,943	$12,670,634
12,096,000 USD	Suncor Energy, Inc. 0.97% due 09/19/16	12,080,359	12,082,127
13,665,000 USD	Total Capital Limited 0.51% due 09/14/16	13,656,649	13,657,793
15,055,000 USD	Total Capital Limited 0.59% due 08/18/16	15,050,877	15,051,922
14,213,000 USD	Total Capital Limited 0.59% due 10/13/16	14,196,284	14,198,988
29,785,000 USD	Total Capital Limited 0.61% due 10/21/16	29,744,790	29,751,223

France 2.09%
10,200,000 USD	Engie 0.76% due 08/02/16	10,199,787	10,199,589
6,599,000 USD	Engie 0.76% due 08/04/16	6,598,588	6,598,595
16,444,000 USD	Engie 0.79% due 08/17/16	16,438,299	16,440,555
11,657,000 USD	Engie 0.80% due 08/29/16	11,649,837	11,652,874
12,505,000 USD	Engie 0.80% due 09/22/16	12,490,730	12,496,403
16,974,000 USD	Engie 0.83% due 09/26/16	16,952,613	16,961,259
10,098,000 USD	Engie 0.83% due 08/02/16	10,097,773	10,097,593
10,881,000 USD	Engie 0.83% due 08/03/16	10,880,510	10,880,448
9,799,000 USD	Engie 0.83% due 09/09/16	9,790,401	9,794,130
10,574,000 USD	Engie 0.83% due 10/06/16	10,558,298	10,564,252
20,852,000 USD	Essilor International 0.57% due 08/15/16	20,847,459	20,848,130
9,033,000 USD	Essilor International 0.57% due 08/17/16	9,030,752	9,031,107
6,978,000 USD	Essilor International 0.58% due 08/08/16	6,977,227	6,977,267
13,719,000 USD	Essilor International 0.58% due 10/11/16	13,703,578	13,705,097
10,658,000 USD	L’Oreal USA, Inc. 0.48% due 08/08/16	10,657,026	10,656,970
12,414,000 USD	Sanofi 0.53% due 09/07/16	12,407,365	12,408,993
20,349,000 USD	Sanofi 0.54% due 09/13/16	20,336,118	20,339,353

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.71% — (continued)

France 2.09% — (continued)
46,485,000 USD	Sanofi 0.56% due 09/20/16	$46,449,491	$46,458,926
21,760,000 USD	Sanofi 0.56% due 10/14/16	21,735,399	21,741,337
10,174,000 USD	Sanofi 0.57% due 09/27/16	10,164,979	10,167,387
26,570,000 USD	Sanofi 0.66% due 11/03/16	26,524,905	26,539,287

Germany 1.52%
13,774,000 USD	BASF AG 0.45% due 08/16/16	13,771,475	13,771,280
11,971,000 USD	Henkel Corporation 0.57% due 08/01/16	11,971,000	11,970,641
10,470,000 USD	Henkel Corporation 0.57% due 08/04/16	10,469,511	10,469,358
8,258,000 USD	Henkel Corporation 0.64% due 10/06/16	8,248,462	8,250,387
15,565,000 USD	Henkel Corporation 0.65% due 09/14/16	15,552,825	15,556,181
34,733,000 USD	Siemens Company 0.43% due 08/12/16	34,728,543	34,728,164
18,758,000 USD	Siemens Company 0.46% due 09/01/16	18,750,731	18,751,179
46,165,000 USD	Siemens Company 0.46% due 09/02/16	46,146,534	46,147,630
22,753,000 USD	Siemens Company 0.53% due 09/28/16	22,733,938	22,736,345
22,753,000 USD	Siemens Company 0.53% due 09/29/16	22,733,609	22,735,954
22,753,000 USD	Siemens Company 0.53% due 09/30/16	22,733,281	22,735,600

Italy 0.11%
16,386,000 USD	Eni S.p.A. 0.64% due 08/01/16	16,386,000	16,384,987

Japan 0.57%
27,404,000 USD	Hitachi Limited 0.58% due 08/01/16	27,404,000	27,402,378
10,174,000 USD	Honda Corporation 0.51% due 08/19/16	10,171,457	10,171,567
21,637,000 USD	Mitsubishi Company 0.71% due 10/13/16	21,606,287	21,600,914
8,944,000 USD	Mitsui & Company Limited 0.66% due 09/06/16	8,938,186	8,937,489
18,227,000 USD	Mitsui & Company Limited 0.69% due 09/16/16	18,211,163	18,209,932

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.71% — (continued)

New Zealand 0.36%
9,533,000 USD	Alpha Finance Corporation Limited 0.37% due 08/02/16	$9,532,905	$9,532,648
16,543,000 USD	Alpha Finance Corporation Limited 0.42% due 09/13/16	16,534,898	16,534,502
28,056,000 USD	Alpha Finance Corporation Limited 0.46% due 09/07/16	28,043,024	28,043,749

Switzerland 1.78%
31,646,000 USD	ABB Limited 0.61% due 09/15/16	31,622,265	31,627,603
14,186,000 USD	Nestlé SA 0.48% due 08/25/16	14,181,555	14,182,563
26,570,000 USD	Nestlé SA 0.51% due 10/18/16	26,541,216	26,537,957
5,720,000 USD	Nestlé SA 0.52% due 09/21/16	5,715,867	5,715,976
9,799,000 USD	Nestlé SA 0.53% due 09/13/16	9,792,914	9,793,679
14,835,000 USD	Nestlé SA 0.55% due 09/06/16	14,826,989	14,828,764
12,414,000 USD	Nestlé SA 0.55% due 09/06/16	12,407,296	12,408,782
6,994,000 USD	Nestlé SA 0.55% due 10/17/16	6,985,922	6,985,700
15,834,000 USD	Novartis International AG 0.47% due 08/11/16	15,831,977	15,831,970
6,416,000 USD	Novartis International AG 0.47% due 09/09/16	6,412,803	6,413,036
11,165,000 USD	Novartis International AG 0.49% due 08/15/16	11,162,916	11,163,086
12,033,000 USD	Novartis International AG 0.50% due 08/10/16	12,031,526	12,031,584
18,452,000 USD	Novartis International AG 0.52% due 08/22/16	18,446,511	18,447,835
7,777,000 USD	Roche Holdings, Inc. 0.41% due 09/09/16	7,773,630	7,773,407
6,994,000 USD	Roche Holdings, Inc. 0.42% due 08/22/16	6,992,327	6,992,261
33,255,000 USD	Roche Holdings, Inc. 0.44% due 08/08/16	33,252,220	33,251,785
7,008,000 USD	Roche Holdings, Inc. 0.44% due 08/15/16	7,006,828	7,006,799
27,163,000 USD	Roche Holdings, Inc. 0.44% due 08/18/16	27,157,484	27,157,447

United Kingdom 1.63%
14,924,000 USD	British American Tobacco PLC 0.92% due 08/16/16	14,918,404	14,918,441

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.71% — (continued)

United Kingdom 1.63% — (continued)
34,733,000 USD	GlaxoSmithKline PLC 0.52% due 08/12/16	$34,727,587	$34,727,773
22,753,000 USD	GlaxoSmithKline PLC 0.54% due 09/06/16	22,740,941	22,742,598
17,377,000 USD	GlaxoSmithKline PLC 0.56% due 08/04/16	17,376,204	17,375,934
16,605,000 USD	GlaxoSmithKline PLC 0.59% due 08/09/16	16,602,860	16,603,072
16,605,000 USD	GlaxoSmithKline PLC 0.59% due 08/10/16	16,602,592	16,602,886
34,579,000 USD	GlaxoSmithKline PLC 0.61% due 08/16/16	34,570,355	34,572,170
27,549,000 USD	GlaxoSmithKline PLC 0.63% due 09/21/16	27,524,803	27,530,487
34,130,000 USD	GlaxoSmithKline PLC 0.63% due 10/03/16	34,092,969	34,100,341
25,011,000 USD	GlaxoSmithKline PLC 0.63% due 10/04/16	24,983,432	24,988,843
Total International Commercial Paper		1,308,839,259	1,308,955,903

U.S. Commercial Paper — 10.18%
$10,450,000	Abbott Laboratories 0.66% due 08/22/16	10,446,038	10,447,401
24,306,000	AbbVie, Inc. 0.68% due 08/11/16	24,301,476	24,300,426
18,511,000	AbbVie, Inc. 0.68% due 08/16/16	18,505,832	18,505,030
20,831,000	Amphenol Corporation 0.81% due 08/24/16	20,820,353	20,819,626
25,024,000	Apple, Inc. 0.41% due 09/15/16	25,011,488	25,011,588
15,441,000	Apple, Inc. 0.41% due 09/23/16	15,431,907	15,431,945
24,498,000	Apple, Inc. 0.43% due 09/08/16	24,487,139	24,487,761
24,192,000	Apple, Inc. 0.43% due 10/04/16	24,173,937	24,174,486
17,781,000	Apple, Inc. 0.43% due 10/05/16	17,767,516	17,767,868
18,321,000	Apple, Inc. 0.43% due 10/06/16	18,306,893	18,307,235
24,041,000	Apple, Inc. 0.43% due 10/07/16	24,022,208	24,022,629
23,064,000	Apple, Inc. 0.46% due 08/02/16	23,063,712	23,063,252
11,072,000	Apple, Inc. 0.51% due 09/06/16	11,066,464	11,067,610
11,099,000	Avery Dennison Corporation 0.56% due 08/01/16	11,099,000	11,098,343
24,066,000	Caterpillar Financial Services Company 0.49% due 08/10/16	24,063,112	24,062,936
7,461,000	Caterpillar Financial Services Company 0.51% due 10/13/16	7,453,435	7,452,620
17,408,000	Chevron Corporation 0.35% due 08/23/16	17,404,383	17,403,733
22,824,000	Chevron Corporation 0.37% due 09/16/16	22,813,501	22,811,946
2,940,000	Clorox Company 0.76% due 08/09/16	2,939,510	2,939,344
5,440,000	Coca-Cola Company 0.43% due 10/07/16	5,435,748	5,435,483
7,217,000	Coca-Cola Company 0.53% due 08/17/16	7,215,332	7,215,640
6,481,000	Dominion Resources, Inc. 0.79% due 08/04/16	6,480,579	6,480,224
8,550,000	DuPont 0.75% due 09/09/16	8,543,146	8,541,980
11,286,000	Entergy Corporation 1.16% due 09/12/16	11,270,726	11,273,585
10,174,000	Entergy Corporation 1.19% due 08/15/16	10,169,292	10,169,950

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.18% — (continued)
$9,200,000	Exxon Mobil Corporation 0.41% due 08/09/16	$9,199,182	$9,199,030
11,500,000	Exxon Mobil Corporation 0.43% due 08/09/16	11,498,927	11,498,788
14,028,000	Exxon Mobil Corporation 0.44% due 08/05/16	14,027,330	14,027,075
12,151,000	Exxon Mobil Corporation 0.44% due 10/03/16	12,141,856	12,140,886
11,072,000	Exxon Mobil Corporation 0.45% due 08/22/16	11,069,158	11,069,328
14,699,000	Exxon Mobil Corporation 0.46% due 09/19/16	14,689,997	14,689,594
4,861,000	Honeywell International, Inc. 0.51% due 10/11/16	4,856,206	4,855,724
8,910,000	Intel Corporation 0.49% due 08/25/16	8,907,149	8,907,481
8,910,000	Intel Corporation 0.49% due 08/26/16	8,907,030	8,907,380
12,505,000	International Business Machines Corporation 0.40% due 08/23/16	12,502,020	12,502,056
12,505,000	International Business Machines Corporation 0.40% due 08/24/16	12,501,884	12,501,920
22,387,000	John Deere Limited 0.43% due 08/05/16	22,385,955	22,385,390
10,961,000	MetLife 0.43% due 08/12/16	10,959,593	10,959,214
15,639,000	MetLife 0.49% due 08/04/16	15,638,374	15,637,934
35,349,000	MetLife 0.49% due 08/18/16	35,319,778	35,340,595
16,855,000	MetLife 0.54% due 10/11/16	16,837,382	16,832,099
12,991,000	MetLife 0.55% due 08/08/16	12,989,636	12,989,506
4,900,000	MetLife 0.60% due 09/13/16	4,896,547	4,896,650
49,708,000	Microsoft Corporation 0.40% due 08/03/16	49,706,923	49,705,964
20,490,000	Microsoft Corporation 0.44% due 09/14/16	20,479,231	20,480,075
11,500,000	Microsoft Corporation 0.45% due 08/17/16	11,497,751	11,497,985
19,029,000	Microsoft Corporation 0.46% due 09/22/16	19,016,631	19,018,040
12,270,000	Microsoft Corporation 0.46% due 10/12/16	12,258,957	12,259,775
7,377,000	Microsoft Corporation 0.47% due 08/10/16	7,376,152	7,376,230
25,011,000	Microsoft Corporation 0.47% due 10/05/16	24,990,227	24,992,528
12,270,000	Microsoft Corporation 0.47% due 10/19/16	12,257,614	12,258,569
18,401,000	Microsoft Corporation 0.50% due 08/24/16	18,395,239	18,396,349
55,701,000	Microsoft Corporation 0.50% due 10/19/16	55,641,106	55,649,108
11,868,000	National Grid USA 0.78% due 08/11/16	11,865,462	11,864,850
13,774,000	National Grid USA 0.78% due 08/23/16	13,767,519	13,766,788
12,020,000	National Grid USA 0.80% due 09/12/16	12,008,922	12,008,281
28,056,000	PepsiCo, Inc. 0.41% due 08/05/16	28,054,753	28,054,200
27,983,000	PepsiCo, Inc. 0.41% due 08/15/16	27,978,647	27,978,336
13,830,000	PepsiCo, Inc. 0.41% due 09/07/16	13,824,314	13,823,961
15,232,000	PepsiCo, Inc. 0.41% due 09/22/16	15,223,199	15,222,389
14,299,000	Pfizer, Inc. 0.47% due 09/19/16	14,290,047	14,291,172
23,976,000	Pfizer, Inc. 0.48% due 08/01/16	23,976,000	23,975,421
11,165,000	Pfizer, Inc. 0.48% due 08/09/16	11,154,068	11,163,942
16,768,000	Pfizer, Inc. 0.49% due 09/19/16	16,757,045	16,758,821
28,857,000	Pfizer, Inc. 0.49% due 09/20/16	28,837,762	28,840,814
18,321,000	Pfizer, Inc. 0.49% due 10/12/16	18,303,412	18,305,733
32,547,000	Pfizer, Inc. 0.53% due 08/17/16	32,539,478	32,541,383
20,892,000	Pfizer, Inc. 0.54% due 08/22/16	20,885,541	20,887,306
10,479,000	Pfizer, Inc. 0.54% due 08/23/16	10,475,606	10,476,533
22,753,000	Philip Morris International, Inc. 0.44% due 08/30/16	22,745,119	22,744,647

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.18% — (continued)
$22,753,000	Philip Morris International, Inc. 0.44% due 08/31/16	$22,744,847	$22,744,365
15,382,000	Philip Morris International, Inc. 0.47% due 09/09/16	15,374,335	15,374,355
6,994,000	Philip Morris International, Inc. 0.48% due 09/15/16	6,989,891	6,989,934
25,024,000	Philip Morris International, Inc. 0.51% due 09/21/16	25,006,275	25,007,184
30,182,000	Praxair, Inc. 0.39% due 08/19/16	30,176,265	30,174,958
16,543,000	Praxair, Inc. 0.39% due 09/02/16	16,537,412	16,536,293
13,743,000	Qualcomm, Inc. 0.47% due 10/12/16	13,730,356	13,729,686
13,956,000	Qualcomm, Inc. 0.48% due 08/03/16	13,955,636	13,955,351
10,658,000	Qualcomm, Inc. 0.48% due 08/11/16	10,656,609	10,656,634
13,053,000	Qualcomm, Inc. 0.50% due 09/07/16	13,046,426	13,047,300
18,815,000	Schlumberger Investments SA 1.07% due 09/14/16	18,790,394	18,788,888
4,042,000	United Healthcare Company 0.54% due 08/01/16	4,042,000	4,041,795
9,896,000	United Healthcare Company 0.71% due 08/05/16	9,895,230	9,894,807
12,414,000	Verizon Communications, Inc. 0.83% due 08/09/16	12,411,738	12,411,231
31,646,000	Walt Disney Company 0.42% due 08/19/16	31,639,513	31,639,354
35,914,000	Walt Disney Company 0.50% due 09/01/16	35,898,846	35,900,941
22,143,000	Walt Disney Company 0.50% due 09/08/16	22,131,547	22,133,039
39,585,000	Walt Disney Company 0.50% due 09/23/16	39,556,444	39,559,446
	Total U.S. Commercial Paper	1,528,511,220	1,528,558,052
Total Commercial Paper		2,837,350,479	2,837,513,955
Total Investments — 99.81% (Cost: $11,788,301,039)			14,993,176,397
Other Assets in Excess of Liabilities — 0.19%			27,881,519
Net Assets — 100.00%			$15,021,057,916

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2016, the value of these securities amounted to $1,246,642,017 or 8.30% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $82,102,779 or 0.55% of net assets.
(e)

On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS, effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

(f)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2016, the value of these securities amounted to $71,960,996 or 0.48% of net assets.
(g)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(h)	Represents non-voting class of shares.
(i)

On December 3, 2015, Atlantik SA reorganized and merged, via a reverse merger, with Grajewo SA to form Pfleiderer Grajewo SA. As part of the restructuring, the existing debt positions have, and are expected, to be redeemed in kind to Pfleiderer Grajewo SA common stock, which publicly trades on the Warsaw Stock Exchange.

(j)	Payment-in-kind security.
(k)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(l)	Floating rate security. Rate shown is the rate in effect at July 31, 2016.
(m)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

Gross unrealized appreciation	$3,886,752,533
Gross unrealized depreciation	(681,877,175)
Net unrealized appreciation	$3,204,875,358

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
AG	—	Aktien Gesellschaft
AS	—	Anonim Sirket
ASA	—	Norwegian Public Limited Company
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
RSP	—	Represents Savings Shares
SA	—	Société Anonyme
SAS	—	Société par Actions Simplifiée
S.p.A.	—	Società per Azioni

Currencies

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
USD	—	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.815% due 11/30/20#	06/22/05	$9,650,406	$1.12
Emin Leydier SA FRN 7.815% due 11/30/20	07/30/09	14,227,973	1.12
Emin Leydier SA#	07/14/09	9,166,547	2.46
Legris Industries SA	04/30/04	23,119,325	23.19

#Formerly known as FINEL.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2016	UNREALIZED APPRECIATION AT JULY 31, 2016	UNREALIZED DEPRECIATION AT JULY 31, 2016
08/17/16	55,587,000	Euro	$61,186,279	$62,181,487	$—	$(995,208)
09/14/16	28,686,000	Euro	32,755,396	32,126,800	628,596	—
10/19/16	51,643,000	Euro	59,260,343	57,927,817	1,332,526	—
11/16/16	50,397,000	Euro	57,748,158	56,600,127	1,148,031	—
12/14/16	36,266,000	Euro	40,363,695	40,782,481	—	(418,786)
08/17/16	20,011,000	British Pound	29,137,417	26,489,290	2,648,127	—
08/17/16	9,551,495,000	Japanese Yen	89,102,707	93,654,717	—	(4,552,010)
09/14/16	9,551,495,000	Japanese Yen	89,200,206	93,756,519	—	(4,556,313)
10/19/16	10,755,790,000	Japanese Yen	100,338,064	105,725,238	—	(5,387,174)
11/16/16	9,661,803,000	Japanese Yen	90,949,386	95,079,027	—	(4,129,641)
12/14/16	8,641,618,000	Japanese Yen	86,291,058	85,146,837	1,144,221	—
			$736,332,709	$749,470,340	$6,901,501	$(20,039,132)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JULY 31, 2016	UNREALIZED APPRECIATION AT JULY 31, 2016	UNREALIZED DEPRECIATION AT JULY 31, 2016
08/17/16	2,417,000	British Pound	$3,127,980	$3,199,471	$71,491	$—

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2015	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2016	MARKET VALUE JULY 31, 2016	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$53,942,034	$—	$518,419
Chofu Seisakusho Company Limited	2,023,800	—	152,800	1,871,000	48,005,861	344,425	505,733
Emin Leydier SA#	11,593,581	—	—	11,593,581	28,515,584	—	—
Fursys, Inc.	872,463	—	—	872,463	26,326,161	—	407,289
Gaumont SA	364,373	—	—	364,373	19,920,353	—	352,473
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	174,305,180	—	5,403,924
Italmobiliare S.p.A. RSP	1,197,736	—	—	1,197,736	40,895,180	—	553,821
Laurent-Perrier	558,938	—	—	558,938	44,361,151	—	552,454
Legris Industries SA	896,416	—	—	896,416	20,785,494	—	5,518,228
Maezawa Kasei Industries Company Limited	2,045,420	—	—	2,045,420	20,988,433	—	244,779
Robertet SA	235,837	—	—	235,837	76,067,606	—	891,171
T. Hasegawa Company Limited	3,206,911	—	94,700	3,112,211	56,671,613	69,151	383,777
Total					$610,784,650	$413,576	$15,332,068

# Formerly known as FINEL

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	7.94%
Consumer Staples	10.37
Energy	2.54
Financials	13.51
Health Care	6.02
Industrials	13.50
Information Technology	3.13
Materials	11.40
Telecommunication Services	3.54
Total International Common Stocks	71.95
U.S. Common Stock
Materials	0.31
Total U.S. Common Stock	0.31
International Preferred Stock
Consumer Staples	0.04
Total International Preferred Stock	0.04
Investment Company	0.04
Right	0.00
Commodity	6.21
Term Loans	0.01
U.S. Bond
Government Issues	0.07
Total U.S. Bond	0.07
International Notes and Bonds
Government Issues	2.16
Materials	0.13
Total International Notes Bonds	2.29
Commercial Paper
International Commercial Paper	8.71
U.S. Commercial Paper	10.18
Total Commercial Paper	18.89

Total Investments	99.81%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

FIRST EAGLE

U.S. Value Fund

Consolidated Schedule of Investments • Period Ended July 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.33%

U.S. Common Stocks — 66.91%

Consumer Discretionary 9.01%
1,340,875	Comcast Corporation, Class ‘A’	$20,392,183	$90,173,844
896,174	Omnicom Group, Inc.	33,547,273	73,746,158
382,831	Vista Outdoor, Inc. (a)	5,236,491	19,160,692
201,299	Tiffany & Company	12,153,934	12,987,811
359,081	H&R Block, Inc.	6,046,002	8,542,537
		77,375,883	204,611,042
Consumer Staples 1.51%
290,726	Colgate-Palmolive Company	11,156,933	21,638,736
173,177	Wal-Mart Stores, Inc.	7,728,121	12,636,726
		18,885,054	34,275,462
Energy 4.60%
1,073,778	National Oilwell Varco, Inc.	66,483,935	34,736,718
893,899	FMC Technologies, Inc. (a)	31,117,948	22,687,157
414,278	ConocoPhillips	14,687,730	16,910,828
377,203	Devon Energy Corporation	20,707,725	14,439,331
842,100	San Juan Basin Royalty Trust (b)	13,688,921	5,473,650
96,554	SEACOR Holdings, Inc. (a)	6,036,566	5,457,232
63,037	Phillips 66	4,957,476	4,794,594
		157,680,301	104,499,510
Financials 19.34%
2,107,946	Weyerhaeuser Company, REIT	41,062,509	68,971,993
1,666,394	Bank of New York Mellon Corporation	37,021,954	65,655,924
92,464	Alleghany Corporation (a)	26,401,085	50,254,184
763,733	American Express Company	31,571,586	49,230,229
909,608	BB&T Corporation	21,844,946	33,537,247
724,595	U.S. Bancorp	17,621,199	30,556,171
450,471	WR Berkley Corporation	12,069,597	26,212,908
925,821	Synchrony Financial (a)	27,025,234	25,811,889
437,493	American International Group, Inc.	22,781,145	23,817,119
485,877	Brown & Brown, Inc.	15,072,951	17,812,251
78	Berkshire Hathaway, Inc., Class ‘A’ (a)	5,963,923	16,848,000
172,024	Cincinnati Financial Corporation	4,072,026	12,850,193
112,369	Visa, Inc., Class ‘A’	2,025,047	8,770,400
90,481	Mastercard, Inc., Class ‘A’	1,815,907	8,617,410
		266,349,109	438,945,918

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 66.91% — (continued)

Health Care 1.77%
230,045	Varian Medical Systems, Inc. (a)	$17,715,380	$21,794,463
139,509	Anthem, Inc.	7,468,153	18,323,112
		25,183,533	40,117,575
Industrials 11.70%
817,802	Flowserve Corporation	38,937,371	39,131,826
215,416	3M Company	13,177,382	38,421,598
364,226	Orbital ATK, Inc.	13,304,331	31,731,369
312,435	Union Pacific Corporation	25,564,175	29,072,077
249,514	Cintas Corporation	5,494,973	26,765,367
279,520	Deere & Company	22,707,869	21,721,499
96,076	WW Grainger, Inc.	20,956,664	21,026,233
486,109	Timken Company	19,040,145	16,260,346
103,917	Cummins, Inc.	9,221,673	12,757,890
591,908	NOW, Inc. (a)	17,235,092	10,837,835
33,004	Lockheed Martin Corporation	2,277,131	8,341,101
37,210	Northrop Grumman Corporation	1,889,497	8,060,802
11,401	Unifirst Corporation	1,160,746	1,332,549
		190,967,049	265,460,492
Information Technology 15.28%
2,299,321	Oracle Corporation	66,498,422	94,364,134
1,220,064	Microsoft Corporation	28,336,700	69,153,227
738,921	Linear Technology Corporation	18,027,441	44,327,871
1,171,688	Teradata Corporation (a)	46,999,237	33,252,505
590,022	Xilinx, Inc.	23,817,911	30,138,324
193,008	Texas Instruments, Inc.	9,095,627	13,462,308
15,888	Alphabet, Inc., Class ‘C’ (a)	3,787,101	12,214,536
98,562	F5 Networks, Inc. (a)	8,795,776	12,164,522
14,594	Alphabet, Inc., Class ‘A’ (a)	8,157,701	11,548,816
728,759	Comtech Telecommunications Corporation	22,709,202	9,524,880
162,313	CommVault Systems, Inc. (a)	7,749,772	8,398,075
94,242	Automatic Data Processing, Inc.	2,927,397	8,382,826
		246,902,287	346,932,024
Materials 2.81%
308,043	Scotts Miracle-Gro Company, Class ‘A’	12,914,323	22,718,171
121,921	Royal Gold, Inc.	7,844,609	10,307,202
79,413	Praxair, Inc.	8,186,437	9,254,791
40,120	Martin Marietta Materials, Inc.	3,046,712	8,130,318
45,390	Vulcan Materials Company	1,637,066	5,627,452
325,000	Tahoe Resources, Inc.	2,498,865	5,045,571
38,610	Deltic Timber Corporation	1,676,192	2,661,001
		37,804,204	63,744,506
Utilities 0.89%
445,669	UGI Corporation	14,796,530	20,170,979
Total U.S. Common Stocks		1,035,943,950	1,518,757,508

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 5.42%

Africa 0.11%
21,756	Randgold Resources Limited, ADR	$1,296,963	$2,558,723

Australia 1.14%
1,362,059	Newcrest Mining Limited (a)	17,925,737	25,877,420

Canada 3.28%
1,143,266	Potash Corporation of Saskatchewan, Inc.	41,517,697	17,834,950
305,876	Agnico-Eagle Mines Limited	10,815,984	17,799,915
831,576	Goldcorp, Inc.	23,013,538	14,868,579
155,814	Franco-Nevada Corporation	6,600,119	12,013,783
183,577	Canadian Natural Resources Limited	5,115,920	5,559,403
152,263	Suncor Energy, Inc.	3,811,531	4,097,975
72,460	Imperial Oil Limited	2,177,418	2,229,325
3,671	PrairieSky Royalty Limited	71,973	71,443
		93,124,180	74,475,373
Curacao 0.01%
2,700	Schlumberger Limited	212,895	217,404

United Kingdom 0.88%
161,294	Willis Towers Watson PLC	11,232,685	19,939,164
Total International Common Stocks		123,792,460	123,068,084
Total Common Stocks		1,159,736,410	1,641,825,592

Investment Company — 0.00*%
3,108	State Street Institutional U.S. Government Money Market Fund, Premier Class	3,108	3,108

Warrant — 0.36%

United States 0.36%
365,933	JPMorgan Chase & Company Warrant expire 10/28/18 (a)(b)	3,820,412	8,193,240

OUNCES

Commodity — 9.30%
156,194	Gold bullion (a)	186,047,980	211,068,411

PRINCIPAL

U.S. Corporate Bonds — 0.30%
$6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (c)	6,549,338	6,313,030
600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	530,637	573,293
Total U.S. Corporate Bonds		7,079,975	6,886,323

U.S. Treasury Bills — 4.40%
40,000,000	U.S. Treasury Bill 0.25% due 09/08/16	39,989,655	39,991,280
30,000,000	U.S. Treasury Bill 0.26% due 08/04/16	29,999,350	29,999,730
30,000,000	U.S. Treasury Bill 0.29% due 09/15/16	29,989,313	29,992,050
Total U.S. Treasury Bills		99,978,318	99,983,060

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 12.56%

International Commercial Paper — 4.92%

Canada 0.81%
18,445,000 USD	Total Capital Limited 0.61% due 10/21/16	$18,420,099	$18,424,083

France 0.44%
2,174,000 USD	Engie 0.76% due 08/02/16	2,173,955	2,173,912
1,327,000 USD	Engie 0.76% due 08/04/16	1,326,917	1,326,919
4,824,000 USD	Engie 0.80% due 09/22/16	4,818,495	4,820,684
1,731,000 USD	Sanofi 0.56% due 09/20/16	1,729,678	1,730,029

Germany 0.93%
2,307,000 USD	BASF AG 0.45% due 08/16/16	2,306,577	2,306,544
2,552,000 USD	Henkel Corporation 0.57% due 08/01/16	2,552,000	2,551,924
6,493,000 USD	Henkel Corporation 0.57% due 08/04/16	6,492,697	6,492,602
2,607,000 USD	Henkel Corporation 0.65% due 09/14/16	2,604,961	2,605,523
7,235,000 USD	Siemens Company 0.46% due 09/01/16	7,232,196	7,232,369

Italy 0.33%
7,486,000 USD	Eni S.p.A. 0.64% due 08/01/16	7,486,000	7,485,537

Japan 1.16%
12,520,000 USD	Hitachi Limited 0.58% due 08/01/16	12,520,000	12,519,259
13,833,000 USD	Mitsui & Company Limited 0.69% due 09/16/16	13,820,981	13,820,046

New Zealand 0.12%
2,636,000 USD	Alpha Finance Corporation Limited 0.46% due 09/07/16	2,634,781	2,634,849

Switzerland 0.50%
5,219,000 USD	ABB Limited 0.61% due 09/15/16	5,215,086	5,215,966
1,555,000 USD	Nestlé SA 0.55% due 09/06/16	1,554,160	1,554,346
595,000 USD	Novartis International AG 0.47% due 08/11/16	594,924	594,924
4,044,000 USD	Roche Holdings, Inc. 0.44% due 08/08/16	4,043,662	4,043,609

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.92% — (continued)

United Kingdom 0.63%
4,614,000 USD	GlaxoSmithKline PLC 0.63% due 09/21/16	$4,609,947	$4,610,899
9,647,000 USD	GlaxoSmithKline PLC 0.63% due 10/04/16	9,636,367	9,638,454
Total International Commercial Paper		111,773,483	111,782,478

U.S. Commercial Paper — 7.64%
$7,931,000	Abbott Laboratories 0.66% due 08/22/16	7,927,993	7,929,028
2,227,000	Apple, Inc. 0.51% due 09/06/16	2,225,887	2,226,117
5,071,000	Avery Dennison Corporation 0.56% due 08/01/16	5,071,000	5,070,700
5,662,000	Caterpillar Financial Services Company 0.51% due 10/13/16	5,656,259	5,655,641
1,015,000	Exxon Mobil Corporation 0.41% due 08/01/16	1,015,000	1,014,972
5,706,000	Exxon Mobil Corporation 0.41% due 08/09/16	5,705,493	5,705,398
1,318,000	Exxon Mobil Corporation 0.44% due 08/05/16	1,317,937	1,317,913
9,223,000	Exxon Mobil Corporation 0.44% due 10/03/16	9,216,060	9,215,323
2,227,000	Exxon Mobil Corporation 0.45% due 08/22/16	2,226,428	2,226,463
9,899,000	Intel Corporation 0.49% due 08/25/16	9,895,832	9,896,201
9,899,000	Intel Corporation 0.49% due 08/26/16	9,895,700	9,896,090
4,824,000	International Business Machines Corporation 0.40% due 08/23/16	4,822,850	4,822,864
4,824,000	International Business Machines Corporation 0.40% due 08/24/16	4,822,798	4,822,812
7,121,000	MetLife 0.43% due 08/12/16	7,120,086	7,119,840
5,830,000	MetLife 0.49% due 08/18/16	5,825,181	5,828,614
4,044,000	MetLife 0.55% due 08/08/16	4,043,575	4,043,535
8,089,000	Microsoft Corporation 0.40% due 08/03/16	8,088,825	8,088,669
12,364,000	Microsoft Corporation 0.46% due 09/22/16	12,355,963	12,356,879
8,197,000	Microsoft Corporation 0.47% due 08/10/16	8,196,057	8,196,145
9,647,000	Microsoft Corporation 0.47% due 10/05/16	9,638,988	9,639,875
11,411,000	Microsoft Corporation 0.50% due 08/24/16	11,407,428	11,408,116
2,307,000	National Grid USA 0.78% due 08/23/16	2,305,915	2,305,792
916,000	PepsiCo, Inc. 0.41% due 08/02/16	915,990	915,967
2,636,000	PepsiCo, Inc. 0.41% due 08/05/16	2,635,883	2,635,831
2,982,000	Pfizer, Inc. 0.48% due 08/01/16	2,982,000	2,981,928
1,085,000	Pfizer, Inc. 0.49% due 09/20/16	1,084,277	1,084,391
5,933,000	Philip Morris International, Inc. 0.47% due 09/09/16	5,930,043	5,930,051
1,847,000	United Healthcare Company 0.54% due 08/01/16	1,847,000	1,846,906
372,000	United Healthcare Company 0.71% due 08/05/16	371,971	371,955
7,655,000	Walt Disney Company 0.50% due 09/01/16	7,651,770	7,652,217
4,454,000	Walt Disney Company 0.50% due 09/08/16	4,451,696	4,451,996
1,488,000	Walt Disney Company 0.50% due 09/23/16	1,486,927	1,487,039
5,219,000	Walt Disney Company 1.00% due 08/19/16	5,217,930	5,217,904
Total U.S. Commercial Paper		173,356,742	173,363,172
Total Commercial Paper		285,130,225	285,145,650
Total Investments — 99.25% (Cost: $1,741,796,428)			2,253,105,384
Other Assets in Excess of Liabilities — 0.75%			16,919,898
Net Assets — 100.00%			$2,270,025,282

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At July 31, 2016, the value of these securities amounted to $14,240,183 or 0.63% of net assets.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At July 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$637,090,303
Gross unrealized depreciation	(125,781,347)
Net unrealized appreciation	$511,308,956

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
AG	—	Aktien Gesellschaft
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SA	—	Société Anonyme
S.p.A.	—	Società per Azioni

Currency
USD	—	United States Dollar

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2015	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2016	MARKET VALUE JULY 31, 2016	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Comtech Telecommunications Corporation*	1,191,749	—	462,990	728,759	$9,524,880	$(6,674,098)	$853,540

* Represents an unaffiliated issuer as of July 31, 2016.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	9.01%
Consumer Staples	1.51
Energy	4.60
Financials	19.34
Health Care	1.77
Industrials	11.70
Information Technology	15.28
Materials	2.81
Utilities	0.89
Total U.S. Common Stocks	66.91
International Common Stocks
Energy	0.53
Financials	0.88
Materials	4.01
Total International Common Stocks	5.42
Investment Company	0.00 *
Warrant	0.36
Commodity	9.30
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.28
Total U.S. Corporate Bonds	0.30
U.S. Treasury Bills	4.40
Commercial Paper
International Commercial Paper	4.92
U.S. Commercial Paper	7.64
Total Commercial Paper	12.56

Total Investments	99.25%

*    Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

First Eagle

Gold Fund

Consolidated Schedule of Investments • Period Ended July 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 74.19%

International Common Stocks — 60.77%

Africa 4.56%
582,677	Randgold Resources Limited, ADR	$9,514,908	$68,528,642

Australia 5.96%
4,688,004	Newcrest Mining Limited (a)	113,771,023	89,066,219
6,800,000	St. Augustine Gold and Copper Limited (a)(b)(c)	6,754,606	624,976
		120,525,629	89,691,195
Canada 36.23%
1,016,861	Franco-Nevada Corporation	22,125,313	78,403,398
3,715,245	Goldcorp, Inc.	91,988,621	66,428,581
2,999,201	Barrick Gold Corporation	70,627,488	65,562,534
1,010,663	Agnico-Eagle Mines Limited	32,270,846	58,813,752
9,407,331	New Gold, Inc. (a)	22,269,492	48,850,537
1,440,904	Detour Gold Corporation (a)	23,750,236	37,676,607
6,346,591	IAMGOLD Corporation (a)	13,195,910	32,762,244
1,849,695	MAG Silver Corporation (a)	14,977,647	29,042,046
2,041,097	Osisko Gold Royalties Limited	26,291,995	27,107,281
6,443,257	Eldorado Gold Corporation	64,771,164	26,401,735
7,700,300	B2Gold Corporation (a)	10,477,836	24,121,493
5,093,970	Dundee Precious Metals, Inc. (a)	9,291,866	15,332,824
2,151,285	Novagold Resources, Inc. (a)	12,346,370	14,972,944
2,324,836	Kinross Gold Corporation (a)	15,523,580	12,019,402
1,192,200	Newmarket Gold, Inc. (a)	3,310,063	3,953,759
1,620,300	Primero Mining Corporation (a)	7,188,626	3,685,744
		440,407,053	545,134,881
Mexico 10.23%
4,334,547	Fresnillo PLC	18,801,997	110,772,885
1,682,273	Industrias Peñoles S.A.B. de C.V.	10,792,171	43,089,516
		29,594,168	153,862,401
South Africa 3.79%
1,840,964	AngloGold Ashanti Limited, ADR (a)	40,356,620	40,335,521
2,681,635	Gold Fields Limited, ADR	11,637,005	16,652,953
		51,993,625	56,988,474
Total International Common Stocks		652,035,383	914,205,593

U.S. Common Stocks — 13.42%

Materials 13.42%
1,623,421	Newmont Mining Corporation	56,199,224	71,430,524

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 13.42% — (continued)

Materials 13.42% — (continued)
776,972	Royal Gold, Inc.	$13,980,337	$65,685,213
4,174,549	Tahoe Resources, Inc. (b)	46,716,395	64,809,182
Total U.S. Common Stocks		116,895,956	201,924,919
Total Common Stocks		768,931,339	1,116,130,512

Investment Company — 0.00*%
11,275	State Street Institutional U.S. Government Money Market Fund, Premier Class	11,275	11,275

Warrant — 0.01%
Canada 0.01%
59,602	Osisko Gold Royalties, Limited, Warrant expire 02/26/19 (a)(c)	81,620	184,880

OUNCES

Commodities — 19.17%
166,004	Gold bullion (a)	115,628,580	224,324,389
3,149,994	Silver bullion (a)	58,487,088	64,099,236
Total Commodities		174,115,668	288,423,625

PRINCIPAL

International Convertible Bond — 1.04%

Canada 1.04%
15,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (c)(d)(e)	15,000,000	15,609,375

Commercial Paper — 5.71%

International Commercial Paper — 4.24%

Italy 1.59%
23,907,000 USD	Eni S.p.A. 0.64% due 08/01/16	23,907,000	23,905,522

Japan 2.65%
39,983,000 USD	Hitachi Limited 0.58% due 08/01/16	39,983,000	39,980,634
Total International Commercial Paper		63,890,000	63,886,156

U.S. Commercial Paper — 1.47%
$16,193,000	Avery Dennison Corporation 0.56% due 08/01/16	16,193,000	16,192,042
5,897,000	United Healthcare Company 0.54% due 08/01/16	5,897,000	5,896,700
Total U.S. Commercial Paper		22,090,000	22,088,742
Total Commercial Paper		85,980,000	85,974,898
Total Investments — 100.12% (Cost: $1,044,119,902)			1,506,334,565
Liabilities in Excess of Other Assets — (0.12)%			(1,832,272)
Net Assets — 100.00%			$1,504,502,293

*	Less than 0.01%
(a)	Non-income producing security/commodity.
(b)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

(c)	Security is deemed illiquid. At July 31, 2016, the value of these securities amounted to $16,419,231 or 1.09% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $15,609,375 or 1.04% of net assets.
(e)	This security is convertible until November 30, 2017.

At July 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$569,076,781
Gross unrealized depreciation	(106,862,118)
Net unrealized appreciation	$462,214,663

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
S.p.A.	—	Società per Azioni

Currency

USD	—	United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Materials	60.77%
Total International Common Stocks	60.77
U.S. Common Stocks
Materials	13.42
Total U.S. Common Stocks	13.42
Investment Company	0.00 *
Warrant	0.01
Commodities	19.17
International Convertible Bond
Materials	1.04
Total International Convertible Bond	1.04
Commercial Paper
International Commercial Paper	4.24
U.S. Commercial Paper	1.47
Total Commercial Paper	5.71

Total Investments	100.12%

*    Less than 0.01%

See Notes to Consolidated Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended July 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 53.75%

International Common Stocks — 38.05%

Austria 0.81%
90,832	Mayr Melnhof Karton AG	$10,042,057	$9,958,015

Belgium 0.69%
100,327	Groupe Bruxelles Lambert SA (a)	8,638,231	8,462,897

Bermuda 1.39%
160,000	Jardine Matheson Holdings Limited	8,396,815	9,488,000
537,434	Hiscox Limited	6,659,513	7,539,429
		15,056,328	17,027,429
Brazil 0.25%
4,245,517	Brasil Brokers Participacoes SA (a)(b)	5,221,651	3,011,562

Canada 4.05%
1,094,626	TransAlta Renewables, Inc.	11,445,462	11,812,722
644,005	Goldcorp, Inc.	14,518,484	11,514,810
162,082	Agnico-Eagle Mines Limited	4,216,116	9,432,076
348,482	Potash Corporation of Saskatchewan, Inc.	11,814,061	5,436,319
63,658	Franco-Nevada Corporation	2,551,898	4,908,246
275,850	Cenovus Energy, Inc.	7,570,286	3,944,655
95,933	Suncor Energy, Inc.	2,403,325	2,581,921
		54,519,632	49,630,749
Chile 0.62%
312,465	Cia Cervecerias Unidas SA, ADR	6,593,140	7,146,074
200,388	Quinenco SA	413,623	393,338
		7,006,763	7,539,412
Denmark 0.35%
109,595	ISS AS	3,464,789	4,226,628

France 6.75%
219,363	Danone SA	14,766,930	16,892,678
447,428	Bouygues SA	13,438,070	13,235,946
152,429	Sanofi	14,870,336	12,977,155
221,650	Cie de Saint-Gobain	10,781,884	9,391,802
558,267	Rexel SA	8,269,387	8,297,978
299,577	Carrefour SA	8,623,970	7,504,045
95,911	Total SA	4,745,545	4,585,093
40,413	Thermador Groupe	3,409,425	3,736,079
91,258	Neopost SA	5,941,904	2,534,338

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.05% — (continued)

France 6.75% — (continued)
43,918	Legrand SA	$2,160,460	$2,423,102
4,980	LVMH Moet Hennessy Louis Vuitton SE	736,427	854,076
981	Christian Dior SE	155,593	177,401
		87,899,931	82,609,693
Germany 2.06%
163,286	HeidelbergCement AG	12,287,862	13,826,627
909,188	Telefonica Deutschland Holding AG	4,133,321	3,710,125
197,473	Hamburger Hafen und Logistik AG	4,717,771	3,155,977
21,487	Linde AG	2,893,776	3,091,693
120,109	SMT Scharf AG (a)(b)	3,295,904	1,450,245
		27,328,634	25,234,667
Hong Kong 4.45%
12,987,500	Mandarin Oriental International Limited	22,128,977	17,598,062
3,239,151	Hopewell Holdings Limited	10,983,054	10,708,938
4,629,534	Hang Lung Properties Limited	11,596,245	10,024,769
1,749,774	Great Eagle Holdings Limited	5,919,319	7,904,926
1,193,083	Hysan Development Company Limited	5,499,319	5,489,929
3,954,292	Hopewell Highway Infrastructure Limited	1,911,217	2,023,425
67,700	Guoco Group Limited (a)	589,955	770,072
		58,628,086	54,520,121
Ireland 0.19%
77,242	CRH PLC	1,795,585	2,353,241

Israel 0.11%
318,065	Israel Chemicals Limited	3,160,135	1,290,377

Italy 0.25%
261,853	Italcementi S.p.A. (b)	968,200	3,100,241

Japan 3.20%
463,800	KDDI Corporation	9,272,975	14,295,595
408,800	Astellas Pharma, Inc.	4,014,445	6,897,135
33,000	Fanuc Corporation	4,703,402	5,603,224
145,800	Hoya Corporation	3,549,754	5,251,286
153,700	Sompo Japan Nipponkoa Holdings, Inc.	3,442,413	5,067,348
213,500	Dexerials Corporation	2,060,880	1,745,078
15,600	Mitsubishi Estate Company Limited	269,614	294,922
		27,313,483	39,154,588
Mexico 0.57%
270,387	Fresnillo PLC	4,330,289	6,909,960

Netherlands 1.54%
291,766	Sligro Food Group NV	10,728,966	11,123,233
38,897	HAL Trust (a)	4,970,303	7,740,662
		15,699,269	18,863,895

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 38.05% — (continued)

New Zealand 0.35%
1,200,571	SKY Network Television Limited	$4,462,958	$4,239,886

Norway 0.75%
993,802	Orkla ASA	7,859,231	9,222,865

Romania 0.09%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (a)(c)(d)	1,850,000	1,136,000

Russia 0.23%
687,492	Gazprom PJSC, ADR	5,077,143	2,798,093

Singapore 1.90%
24,584,698	Asian Pay Television Trust	15,163,351	10,360,524
10,157,800	Frasers Commercial Trust, REIT	10,283,730	10,152,496
8,325,700	Overseas Education Limited (a)	5,229,085	2,701,335
		30,676,166	23,214,355
South Korea 0.58%
65,912	KT&G Corporation	4,912,779	7,119,897

Sweden 0.58%
210,953	Investor AB, Class ‘A’ (a)	6,088,519	7,132,021

Switzerland 1.73%
243,184	Nestlé SA	17,068,987	19,495,869
4,078	APG SGA SA	1,173,192	1,733,529
		18,242,179	21,229,398
Thailand 0.49%
952,800	Bangkok Bank PCL, NVDR	5,265,666	4,664,152
1,762,000	Thai Beverage PCL	512,015	1,360,237
		5,777,681	6,024,389
United Kingdom 4.07%
812,871	GlaxoSmithKline PLC	19,711,937	18,159,402
160,862	British American Tobacco PLC	8,720,206	10,271,012
1,851,642	Mitie Group PLC	7,603,917	6,094,531
203,891	Diageo PLC	5,467,516	5,831,232
782,467	esure Group PLC	2,527,920	2,697,623
852,471	WM Morrison Supermarkets PLC	2,883,365	2,096,200
15,942	Willis Towers Watson PLC	1,787,756	1,970,750
55,225	Victrex PLC	1,188,416	1,080,233
651,009	Brammer PLC	1,495,540	947,736
19,785	Berkeley Group Holdings PLC	589,096	702,529
		51,975,669	49,851,248
Total International Common Stocks		467,995,388	465,861,627

U.S. Common Stocks — 15.70%

Consumer Discretionary 1.23%
81,133	Omnicom Group, Inc.	6,041,414	6,676,434

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 15.70% — (continued)

Consumer Discretionary 1.23% — (continued)
66,810	Tiffany & Company	$4,027,583	$4,310,581
100,083	H&R Block, Inc.	2,262,066	2,380,975
13,891	McDonald’s Corporation	1,254,974	1,634,276
		13,586,037	15,002,266
Consumer Staples 0.84%
93,798	Wal-Mart Stores, Inc.	7,054,864	6,844,440
46,656	Colgate-Palmolive Company	2,612,501	3,472,606
		9,667,365	10,317,046
Energy 1.16%
134,653	ConocoPhillips	8,143,037	5,496,536
139,245	National Oilwell Varco, Inc.	8,226,076	4,504,576
356,080	San Juan Basin Royalty Trust (a)	6,002,453	2,314,520
25,373	Phillips 66	1,996,684	1,929,870
		24,368,250	14,245,502
Financials 3.08%
581,528	Weyerhaeuser Company, REIT	15,194,856	19,027,596
155,799	BB&T Corporation	5,504,245	5,744,309
119,394	Synchrony Financial (b)	3,440,767	3,328,705
43,969	Cincinnati Financial Corporation	1,888,063	3,284,484
40,067	American Express Company	2,239,196	2,582,719
63,500	Bank of New York Mellon Corporation	2,315,020	2,501,900
29,088	U.S. Bancorp	1,166,481	1,226,641
		31,748,628	37,696,354
Health Care 0.24%
22,379	Anthem, Inc.	2,927,909	2,939,258

Industrials 3.47%
47,526	3M Company	5,932,657	8,476,737
95,254	Deere & Company	7,677,276	7,402,188
72,028	Union Pacific Corporation	5,901,724	6,702,206
25,361	WW Grainger, Inc.	5,539,276	5,550,255
111,960	Flowserve Corporation	4,484,064	5,357,286
111,023	Timken Company	4,164,578	3,713,719
13,646	Northrop Grumman Corporation	1,446,399	2,956,133
8,931	Lockheed Martin Corporation	770,946	2,257,132
		35,916,920	42,415,656
Information Technology 4.68%
336,175	Microsoft Corporation	10,783,452	19,054,399
219,609	Xilinx, Inc.	9,018,972	11,217,628
225,889	Oracle Corporation	9,541,921	9,270,484
127,742	Linear Technology Corporation	4,746,932	7,663,243
70,601	Texas Instruments, Inc.	3,327,464	4,924,420
240,676	Comtech Telecommunications Corporation	7,625,295	3,145,635

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 15.70% — (continued)

Information Technology 4.68% — (continued)
23,240	Automatic Data Processing, Inc.	$1,181,513	$2,067,198
		46,225,549	57,343,007
Materials 0.53%
38,328	Royal Gold, Inc.	1,879,386	3,240,249
27,686	Praxair, Inc.	2,859,576	3,226,526
		4,738,962	6,466,775
Utilities 0.47%
127,584	UGI Corporation	4,234,335	5,774,452
Total U.S. Common Stocks		173,413,955	192,200,316
Total Common Stocks		641,409,343	658,061,943

U.S. Preferred Stocks — 0.15%

Financials 0.15%
67,936	MetLife, Inc., Series ‘A’ (a)	1,637,203	1,725,574
4,712	General American Investors Company, Inc., Series ‘B’ (a)	122,920	127,413
Total U.S. Preferred Stocks		1,760,123	1,852,987

Investment Company — 0.00*%
7,211	State Street Institutional U.S. Government Money Market Fund, Premier Class	7,211	7,211

OUNCES

Commodity — 1.58%
14,342	Gold bullion (b)	18,411,922	19,381,314

PRINCIPAL

Bonds — 33.95%

U.S. Corporate Bonds — 23.19%
$15,438,000	ACCO Brands Corporation 6.75% due 04/30/20	15,754,284	16,287,090
2,281,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,329,593	2,383,645
4,392,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	4,462,852	4,644,540
1,076,000	Aramark Services, Inc. 4.75% due 06/01/26 (c)	1,076,000	1,086,760
5,970,000	Aramark Services, Inc. 5.125% due 01/15/24 (c)	6,151,274	6,164,025
17,718,000	Bi-Lo LLC 9.25% due 02/15/19 (c)	17,597,004	14,639,497
6,624,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,714,113	6,888,960
2,306,000	Charter Communications Operating LLC 4.464% due 07/23/22 (c)	2,436,648	2,503,719
3,845,000	Charter Communications Operating LLC 4.908% due 07/23/25 (c)	4,123,433	4,245,484
13,847,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (c)	13,699,550	13,362,355
2,114,000	Cloud Peak Energy Resources LLC 6.375% due 03/15/24	2,141,071	993,580
10,497,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19 (a)	7,770,428	6,298,200
5,903,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	4,506,537	5,637,365
2,859,000	DCP Midstream LLC 4.75% due 09/30/21 (c)	2,141,635	2,737,493
8,902,000	DCP Midstream LLC 5.35% due 03/15/20 (c)	8,349,177	8,946,510
1,545,000	DCP Midstream LLC 6.45% due 11/03/36 (c)	1,210,699	1,436,850
1,610,000	Diamond 1 Finance Corporation 3.48% due 06/01/19 (c)	1,620,943	1,656,086

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 23.19% — (continued)
$3,220,000	Diamond 1 Finance Corporation 4.42% due 06/15/21 (c)	$3,251,376	$3,364,694
5,103,000	Diamond 1 Finance Corporation 6.02% due 06/15/26 (c)	5,120,502	5,466,926
6,633,000	Dollar Tree, Inc. 5.75% due 03/01/23	6,874,410	7,163,640
13,351,000	Frontier Communications Corporation 8.875% due 09/15/20	13,359,586	14,348,186
13,340,000	GameStop Corporation 5.50% due 10/01/19 (c)	13,302,035	13,540,100
7,033,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (c)	6,918,380	7,217,616
7,031,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (c)	7,272,645	7,382,550
10,530,000	KLX, Inc. 5.875% due 12/01/22 (c)	10,482,218	10,661,625
8,909,000	Landry’s, Inc. 9.375% due 05/01/20 (c)	9,254,159	9,376,722
2,309,000	LifePoint Health, Inc. 5.375% due 05/01/24 (c)	2,314,646	2,360,953
3,390,000	LifePoint Health, Inc. 5.875% due 12/01/23	3,476,331	3,576,450
2,641,000	Outerwall, Inc. 6.00% due 03/15/19	2,604,707	2,660,808
3,292,000	Parker Drilling Company 6.75% due 07/15/22	2,999,598	2,469,000
8,542,000	Plantronics, Inc. 5.50% due 05/31/23 (c)	8,546,682	8,648,775
3,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (c)	3,580,167	3,736,250
6,321,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (c)	6,382,873	6,463,981
1,520,000	Spectrum Brands, Inc. 5.75% due 07/15/25	1,520,000	1,645,400
13,774,000	Sprint Capital Corporation 6.90% due 05/01/19	10,636,714	13,619,042
6,339,000	Sprint Communications, Inc. 6.00% due 12/01/16	6,337,593	6,394,466
4,616,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (c)	4,630,366	4,754,480
743,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	734,532	742,071
7,389,000	Vista Outdoor, Inc. 5.875% due 10/01/23 (c)	7,425,290	7,739,977
10,940,000	Vulcan Materials Company 4.50% due 04/01/25	11,217,482	11,815,200
4,695,000	WESCO Distribution, Inc. 5.375% due 12/15/21	4,829,182	4,824,112
2,693,000	WESCO Distribution, Inc. 5.375% due 06/15/24 (c)	2,696,963	2,767,058
6,868,000	Western Digital Corporation 7.375% due 04/01/23 (c)	6,995,997	7,477,535
4,356,000	Western Digital Corporation 10.50% due 04/01/24 (c)	4,369,751	4,905,945
8,354,000	Zebra Technologies Corporation 7.25% due 10/15/22	8,988,679	8,917,895
Total U.S. Corporate Bonds		278,208,105	283,953,616

International Bonds — 10.76%

International Corporate Bonds — 8.82%

Australia 1.42%
3,463,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (c)	3,329,320	3,185,960
13,933,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (c)	14,204,341	14,133,357
		17,533,661	17,319,317
Bermuda 1.18%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	935,550
4,919,000 USD	Aircastle Limited 5.50% due 02/15/22	5,043,218	5,263,330

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 8.82% — (continued)

Bermuda 1.18% — (continued)
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	$5,091,030	$5,357,047
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,651,991	2,878,500
		13,677,239	14,434,427
Canada 2.29%
6,476,000 USD	New Gold, Inc. 6.25% due 11/15/22 (c)	6,019,470	6,589,330
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (c)	505,744	516,875
7,627,000 USD	Open Text Corporation 5.625% due 01/15/23 (c)	7,630,670	7,836,743
4,844,000 USD	Open Text Corporation 5.875% due 06/01/26 (c)	4,865,178	5,034,805
8,484,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	8,436,909	7,720,440
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,404	369,960
		27,858,375	28,068,153
France 1.72%
10,427,000 USD	Rexel SA 5.25% due 06/15/20 (c)	10,511,493	10,844,080
10,468,000 USD	SFR Group SA 6.00% due 05/15/22 (c)	10,497,315	10,206,300
		21,008,808	21,050,380
Netherlands 1.66%
4,847,000 USD	NXP BV 4.625% due 06/01/23 (c)	4,901,452	5,019,698
4,590,000 USD	Schaeffler Holding Finance BV 6.25% due 11/15/19 (c)(e)	4,754,773	4,773,600
4,455,000 USD	Schaeffler Holding Finance BV 6.75% due 11/15/22 (c)(e)	4,860,939	4,922,775
5,523,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (c)(e)	5,624,603	5,640,364
		20,141,767	20,356,437
Sweden 0.36%
3,950,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (c)	5,148,004	4,398,437

United Kingdom 0.19%
2,210,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (c)	2,198,908	2,328,788
Total International Corporate Bonds		107,566,762	107,955,939

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds — 1.94%

Mexico 1.03%
129,730,000 MXN	Mexican Bonos 4.75% due 06/14/18	$8,517,801	$6,863,118
103,280,000 MXN	Mexican Bonos 6.50% due 06/10/21	5,755,724	5,709,005
		14,273,525	12,572,123

Poland 0.06%
3,040,000 PLN	Poland Government Bond 3.25% due 07/25/19	801,947	811,766

Singapore 0.85%
12,124,000 SGD	Singapore Government Bond 2.375% due 04/01/17	9,210,811	9,135,258
1,568,000 SGD	Singapore Government Bond 3.25% due 09/01/20	1,237,634	1,260,762
		10,448,445	10,396,020
Total International Government Bonds		25,523,917	23,779,909
Total International Bonds		133,090,679	131,735,848
Total Bonds		411,298,784	415,689,464

Term Loans — 1.75%

United States 1.75%
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	6,685,320	4,304,030
7,174,711 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	7,173,421	7,183,679
6,367,382 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	6,352,675	6,279,830
6,064,676 USD	Osum Productions Corporation 6.50% due 07/28/20 (a)	5,955,985	3,638,806
Total Term Loans		26,167,401	21,406,345

Commercial Paper — 8.37%

International Commercial Paper — 6.22%

Italy 2.33%
28,477,000 USD	Eni S.p.A. 0.64% due 08/01/16	28,477,000	28,475,239

Japan 3.89%
47,627,000 USD	Hitachi Limited 0.58% due 08/01/16	47,627,000	47,624,182
Total International Commercial Paper		76,104,000	76,099,421

U.S. Commercial Paper — 2.15%
$19,289,000	Avery Dennison Corporation 0.56% due 08/01/16	19,289,000	19,287,859
7,025,000	United Healthcare Company 0.54% due 08/01/16	7,025,000	7,024,643
Total U.S. Commercial Paper		26,314,000	26,312,502
Total Commercial Paper		102,418,000	102,411,923
Total Investments — 99.55% (Cost: $1,201,472,784)			1,218,811,187
Other Assets in Excess of Liabilities — 0.45%			5,515,810
Net Assets — 100.00%			$1,224,326,997

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

*	Less than 0.01%
(a)	Security is deemed illiquid. At July 31, 2016, the value of these securities amounted to $46,509,307 or 3.80% of net assets.
(b)	Non-income producing security/commodity.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $1,136,000 or 0.09% of net assets.
(e)	Payment-in-kind security.

At July 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$100,202,892
Gross unrealized depreciation	(82,864,489)
Net unrealized appreciation	$17,338,403

Abbreviations used in this schedule include:

ADR	—	American Depositary Receipt
AG	—	Aktien Gesellschaft
AS	—	Anonim Sirket
ASA	—	Norwegian Public Limited Company
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SA	—	Société Anonyme
S.p.A.	—	Società per Azioni

Currencies
EUR	—	Euro
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2016	UNREALIZED APPRECIATION AT JULY 31, 2016	UNREALIZED DEPRECIATION AT JULY 31, 2016
08/17/16	3,968,000	Euro	$4,367,697	$4,438,738	$—	$(71,041)
09/14/16	6,648,000	Euro	7,591,085	7,445,407	145,678	—
10/19/16	3,761,000	Euro	4,315,748	4,218,704	97,044	—
11/16/16	5,455,000	Euro	6,250,694	6,126,430	124,264	—
12/14/16	3,672,000	Euro	4,085,306	4,129,303	—	(43,997)
08/17/16	1,765,000	British Pound	2,342,477	2,336,395	6,082	—
08/17/16	103,232,000	Japanese Yen	963,017	1,012,215	—	(49,198)
09/14/16	103,232,000	Japanese Yen	964,070	1,013,314	—	(49,244)
10/19/16	101,300,000	Japanese Yen	946,030	995,739	—	(49,709)
11/16/16	120,688,000	Japanese Yen	1,136,278	1,187,657	—	(51,379)
12/14/16	135,581,000	Japanese Yen	1,353,847	1,335,895	17,952	—
			$34,316,249	$34,239,797	$391,020	$(314,568)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

	PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	3.14%
Consumer Staples	8.00
Energy	1.22
Financials	6.78
Health Care	3.53
Industrials	6.64
Information Technology	0.35
Materials	5.95
Telecommunication Services	1.47
Utilities	0.97
Total International Common Stocks	38.05
U.S. Common Stocks
Consumer Discretionary	1.23
Consumer Staples	0.84
Energy	1.16
Financials	3.08
Health Care	0.24
Industrials	3.47
Information Technology	4.68
Materials	0.53
Utilities	0.47
Total U.S. Common Stocks	15.70
U.S. Preferred Stocks
Financials	0.15
Total U.S. Preferred Stocks	0.15
Investment Company	0.00	*
Commodity	1.58
U.S. Corporate Bonds
Consumer Discretionary	5.59
Consumer Staples	2.23

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

Energy	3.41
Financials	0.81
Health Care	0.48
Industrials	4.18
Information Technology	2.42
Telecommunication Services	4.07
Total U.S. Corporate Bonds	23.19
International Corporate Bonds
Consumer Discretionary	1.04
Consumer Staples	0.40
Energy	0.66
Financials	1.44
Industrials	0.89
Information Technology	2.29
Materials	2.10
Total International Corporate Bonds	8.82
International Government Bonds
Government Issues	1.94
Total International Government Bonds	1.94
Term Loans	1.75
Commercial Paper
International Commercial Paper	6.22
U.S. Commercial Paper	2.15
Total Commercial Paper	8.37
Total Investments	99.55%

*	Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended July 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stock — 0.01%

Industrials 0.01%
119,580	Rex Energy Corporation (a)(b)(c)(d)	$596,638	$73,613

PRINCIPAL

Bonds — 76.45%

U.S. Corporate Bonds — 59.83%
$9,625,000	ACCO Brands Corporation 6.75% due 04/30/20 (e)	9,743,505	10,154,375
5,314,000	Alliance One International, Inc. 9.875% due 07/15/21	4,618,523	4,676,320
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,039,905
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,305,688	3,466,485
2,259,000	Antero Resources Corporation 5.375% due 11/01/21	2,274,871	2,162,993
8,582,000	Antero Resources Corporation 5.625% due 06/01/23	8,586,912	8,120,717
556,000	Aramark Services, Inc. 4.75% due 06/01/26 (f)	556,000	561,560
3,003,000	Aramark Services, Inc. 5.125% due 01/15/24 (f)	3,093,777	3,100,598
5,156,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (f)	5,376,943	5,439,580
16,673,000	Bi-Lo LLC 8.625% due 09/15/18 (f)(g)	15,362,265	8,628,277
11,088,000	Bi-Lo LLC 9.25% due 02/15/19 (f)	11,202,659	9,161,460
6,268,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	6,255,409	5,766,560
2,669,000	California Resources Corporation 8.00% due 12/15/22 (f)	698,285	1,708,694
5,341,000	CCO Holdings LLC 6.625% due 01/31/22	5,539,228	5,641,431
3,271,000	Centene Corporation 4.75% due 05/15/22	3,330,481	3,369,130
4,123,000	Centene Corporation 5.625% due 02/15/21	4,258,040	4,354,919
3,984,000	CenturyLink, Inc. Series ‘S’ 6.45% due 06/15/21	4,109,362	4,252,920
4,968,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	5,013,831	5,166,720
465,000	Charter Communications Operating LLC 4.908% due 07/23/25 (f)	465,000	513,433
6,175,000	Chemtura Corporation 5.75% due 07/15/21	6,196,505	6,344,812
6,799,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (f)	6,719,205	6,561,035
2,597,000	Cloud Peak Energy Resources LLC 6.375% due 03/15/24	891,140	1,220,590
10,219,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19 (b)	7,427,564	6,131,400
6,244,000	CNH Industrial Capital LLC 6.25% due 11/01/16	6,312,207	6,298,635
600,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	579,033	573,000
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	6,864,701	6,337,001
3,692,000	Crown Americas LLC 4.50% due 01/15/23	3,785,534	3,816,605
4,372,000	DaVita HealthCare Partners, Inc. 5.00% due 05/01/25	4,388,997	4,421,185
6,386,000	DCP Midstream LLC 4.75% due 09/30/21 (f)	4,558,434	6,114,595
835,000	Diamond 1 Finance Corporation 3.48% due 06/01/19 (f)	840,675	858,902
1,670,000	Diamond 1 Finance Corporation 4.42% due 06/15/21 (f)	1,686,279	1,745,043
2,787,000	Diamond 1 Finance Corporation 6.02% due 06/15/26 (f)	2,795,666	2,985,758
4,740,000	Diamond 1 Finance Corporation 7.125% due 06/15/24 (f)	4,921,276	5,100,112

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 59.83% — (continued)
$4,533,000	Dollar Tree, Inc. 5.75% due 03/01/23	$4,782,817	$4,895,640
5,432,000	DriveTime Automotive Group, Inc. 8.00% due 06/01/21 (f)	5,441,388	5,160,400
6,878,000	EP Energy LLC 9.375% due 05/01/20	6,281,247	3,920,460
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	2,977,872	3,096,580
5,421,000	Frontier Communications Corporation 8.50% due 04/15/20	5,945,323	5,832,996
1,835,000	Frontier Communications Corporation 8.875% due 09/15/20	1,854,262	1,972,056
6,301,000	GameStop Corporation 5.50% due 10/01/19 (f)	6,266,908	6,395,515
3,244,000	Genesis Energy L.P. 6.00% due 05/15/23	3,244,000	3,227,780
6,986,000	Global Partners L.P. 6.25% due 07/15/22 (b)	7,042,324	5,973,030
5,864,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (f)	5,875,437	5,636,770
3,389,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (f)	3,338,643	3,477,961
8,500,000	HCA, Inc. 3.75% due 03/15/19	8,633,853	8,818,750
3,349,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (f)	3,521,630	3,516,450
7,070,000	International Lease Finance Corporation 8.75% due 03/15/17	7,385,650	7,370,475
2,000,000	International Lease Finance Corporation 8.875% due 09/01/17	2,153,750	2,145,000
7,408,000	Kemet Corporation 10.50% due 05/01/18	7,405,214	7,370,960
3,845,000	KFC Holding Company 5.00% due 06/01/24 (f)	3,965,509	4,018,025
4,583,000	KLX, Inc. 5.875% due 12/01/22 (f)	4,585,797	4,640,287
8,340,000	Landry’s, Inc. 9.375% due 05/01/20 (f)	8,611,077	8,777,850
5,080,000	LifePoint Health, Inc. 5.375% due 05/01/24 (f)	5,082,810	5,194,300
5,327,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21 (b)	5,308,815	4,394,775
4,841,000	Men’s Wearhouse, Inc. 7.00% due 07/01/22	4,375,542	4,260,080
233,000	MPT Operating Partnership L.P. 5.25% due 08/01/26	233,000	244,941
6,604,000	Outerwall, Inc. 6.00% due 03/15/19	6,566,751	6,653,530
4,048,000	Parker Drilling Company 6.75% due 07/15/22	4,115,550	3,036,000
134,000	Parker Drilling Company 7.50% due 08/01/20	134,000	105,230
3,674,000	Plantronics, Inc. 5.50% due 05/31/23 (f)	3,683,514	3,719,925
980,000	Post Holdings, Inc. 6.75% due 12/01/21 (f)	988,377	1,046,150
2,467,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (f)	2,509,029	2,522,804
5,386,000	Radio Systems Corporation 8.375% due 11/01/19 (f)	5,423,772	5,662,032
7,972,000	Rex Energy Corporation 1.00% due 10/01/20 (b)(h)	7,210,264	2,869,920
5,130,000	Shea Homes L.P. 5.875% due 04/01/23 (f)	5,263,706	5,206,950
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,700,292	4,861,600
534,000	Southwestern Energy Co. 7.50% due 02/01/18	431,657	560,166
3,968,000	Spectrum Brands, Inc. 5.75% due 07/15/25	4,037,021	4,295,360
6,349,000	Sprint Capital Corporation 6.90% due 05/01/19	4,909,953	6,277,574
4,529,000	Sprint Communications, Inc. 6.00% due 12/01/16	4,536,819	4,568,629
7,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,729,261	7,123,500
3,228,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (f)	3,238,039	3,324,840

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 59.83% — (continued)
$4,833,000	Time, Inc. 5.75% due 04/15/22 (f)	$4,833,000	$4,724,257
1,710,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	1,704,494	1,707,863
233,000	Valvoline, Inc. 5.50% due 07/15/24 (f)	233,000	242,903
4,887,000	Vista Outdoor, Inc. 5.875% due 10/01/23 (f)	4,911,000	5,119,132
2,254,000	Vizient, Inc. 10.375% due 03/01/24 (f)	2,254,000	2,541,385
4,523,000	WESCO Distribution, Inc. 5.375% due 12/15/21	4,679,066	4,647,382
1,377,000	WESCO Distribution, Inc. 5.375% due 06/15/24 (f)	1,379,020	1,414,868
3,386,000	Western Digital Corporation 7.375% due 04/01/23 (f)	3,449,069	3,686,508
2,142,000	Western Digital Corporation 10.50% due 04/01/24 (f)	2,148,768	2,412,428
4,269,000	Zebra Technologies Corporation 7.25% due 10/15/22	4,592,963	4,557,157
Total U.S. Corporate Bonds		364,642,248	351,023,924

International Corporate Bonds — 16.62%

Australia 2.26%
5,096,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (f)	4,648,812	4,688,320
8,469,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (f)	8,603,440	8,590,784
		13,252,252	13,279,104
Bermuda 1.36%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,792,350
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,021,520	1,031,250
4,515,000 USD	Aircastle Limited 7.625% due 04/15/20	4,635,594	5,147,100
		7,364,114	7,970,700
Canada 5.24%
9,001,000 USD	Jupiter Resources, Inc. 8.50% due 10/01/22 (f)	8,688,608	6,750,750
5,338,000 USD	New Gold, Inc. 6.25% due 11/15/22 (f)	5,252,571	5,431,415
1,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (f)	1,985,746	2,040,623
8,500,000 USD	Open Text Corporation 5.625% due 01/15/23 (f)	8,556,243	8,733,750
2,493,000 USD	Open Text Corporation 5.875% due 06/01/26 (f)	2,503,874	2,591,199
5,684,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	5,746,463	5,172,440
		32,733,505	30,720,177
France 1.83%
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (f)	4,878,037	5,096,000
5,769,000 USD	SFR Group SA 6.00% due 05/15/22 (f)	5,812,719	5,624,775
		10,690,756	10,720,775

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 16.62% — (continued)

Ireland 0.22%
1,000,000 USD	Ardagh Packaging Finance PLC 144A 3.876% due 05/15/21 (f)(i)	$995,191	$1,011,250
300,000 USD	Ardagh Packaging Finance PLC 144A 4.625% due 05/15/23 (f)	300,000	301,875
		1,295,191	1,313,125
Italy 0.50%
2,705,000 EUR	Onorato Armatori S.p.A. 7.75% due 02/15/23 (b)(f)	3,018,374	2,963,707

Netherlands 2.94%
4,513,000 USD	NXP BV 4.625% due 06/01/23 (f)	4,565,925	4,673,798
2,228,000 USD	Schaeffler Holding Finance BV 6.75% due 11/15/22 (f)(g)	2,431,015	2,461,940
4,810,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (f)(g)	4,899,547	4,912,213
5,033,000 USD	VTR Finance BV 6.875% due 01/15/24 (f)	5,114,663	5,183,990
		17,011,150	17,231,941
Sweden 0.05%
250,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (f)	317,179	278,382

United Kingdom 2.22%
13,036,000 USD	EnQuest PLC 7.00% due 04/15/22 (b)(f)	10,101,773	7,430,520
790,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (f)	790,000	832,463
4,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (f)	4,690,819	4,755,275
		15,582,592	13,018,258
Total International Corporate Bonds		101,265,113	97,496,169
Total Bonds		465,907,361	448,520,093

Term Loans — 9.40%

United States 9.40%
5,617,834 USD	BJ’s Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	5,601,987	5,567,274
5,998,579 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (b)	4,827,663	4,199,005
10,782,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	10,592,486	6,846,570
3,844,164 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20	3,903,779	3,728,839
4,736,000 USD	Hostess Brands, LLC, Second Lien Term Loan 8.50% due 08/03/23	4,748,251	4,730,080
4,130,028 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	4,118,180	4,073,240

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

PRINCIPAL	DESCRIPTION	COST	VALUE
6,292,755 USD	Osum Productions Corporation 6.50% due 07/28/20 (b)	$6,179,955	$3,775,653
11,784,093 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21 (b)	10,641,863	5,970,647
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22	1,192,711	188,317
6,132,585 USD	ROC Finance LLC 5.00% due 06/20/19	6,001,677	5,914,142
10,467,379 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19 (b)	10,154,850	4,413,780
5,720,396 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20	5,650,070	5,734,697
Total Term Loans		73,613,472	55,142,244

Commercial Paper — 12.63%

International Commercial Paper — 9.38%

Italy 3.51%
20,594,000 USD	Eni S.p.A. 0.64% due 08/01/16	20,594,000	20,592,727

Japan 5.87%
34,442,000 USD	Hitachi Limited 0.58% due 08/01/16	34,442,000	34,439,962
Total International Commercial Paper		55,036,000	55,032,689

U.S. Commercial Paper — 3.25%
$13,949,000	Avery Dennison Corporation 0.56% due 08/01/16	13,949,000	13,948,174
5,080,000	United Healthcare Company 0.54% due 08/01/16	5,080,000	5,079,742
Total U.S. Commercial Paper		19,029,000	19,027,916
Total Commercial Paper		74,065,000	74,060,605

SHARES

Investment Company — 0.00*%
5,846	State Street Institutional U.S. Government Money Market Fund, Premier Class	5,846	5,846
Total Investments — 98.49% (Cost: $614,188,317)			577,802,401
Other Assets in Excess of Liabilities — 1.51%			8,875,747
Net Assets — 100.00%			$586,678,148

*	Less than 0.01%
(a)	Represents securities that are subject to legal or contractual restrictions on resale. At July 31, 2016, the value of these securities amounted to $73,613 or 0.01% of net assets.
(b)	Security is deemed illiquid. At July 31, 2016, the value of these securities amounted to $48,196,050 or 8.22% of net assets.
(c)	Non-income producing security/commodity.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $73,613 or 0.01% of net assets.
(e)	At July 31, 2016, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.
(f)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(g)	Payment-in-kind security.
(h)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2016. Maturity date disclosed is the ultimate maturity date.
(i)	Floating rate security. Rate shown is the rate in effect at July 31, 2016.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

At July 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$11,480,863
Gross unrealized depreciation	(47,866,779)
Net unrealized depreciation	$(36,385,916)

Abbreviations used in this schedule include:

PLC	—	Public Limited Company
SA	—	Société Anonyme
S.p.A.	—	Società per Azioni

Currencies
EUR	—	Euro
USD	—	United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Rex Energy Corporation	03/31/16	$596,638	$0.62

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2016	UNREALIZED APPRECIATION AT JULY 31, 2016	UNREALIZED DEPRECIATION AT JULY 31, 2016
08/17/16	3,021,000	Euro	$3,329,764	$3,379,393	$—	$(49,629)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2016	UNREALIZED APPRECIATION AT JULY 31, 2016	UNREALIZED DEPRECIATION AT JULY 31, 2016
08/17/16	218,000	Euro	$248,769	$243,862	$—	$(4,907)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stock
Industrials	0.01%
Total U.S. Common Stock	0.01
U.S. Corporate Bonds
Consumer Discretionary	15.52
Consumer Staples	5.20
Energy	8.98
Financials	4.35
Health Care	4.45
Industrials	7.58
Information Technology	2.96
Materials	1.12
Telecommunication Services	9.67
Total U.S. Corporate Bonds	59.83
International Corporate Bonds
Consumer Discretionary	0.98
Consumer Staples	0.42
Energy	3.30
Financials	2.16
Industrials	1.59
Information Technology	3.69
Materials	2.79
Telecommunication Services	1.69
Total International Corporate Bonds	16.62
Term Loans	9.40
Commercial Paper
International Commercial Paper	9.38
U.S. Commercial Paper	3.25
Total Commercial Paper	12.63
Investment Company	0.00 *

Total Investments	98.49%

*	Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended July 31, 2016 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 98.98%

U.S. Common Stocks — 96.70%

Consumer Discretionary 11.98%
1,940,445	Wyndham Worldwide Corporation	$70,588,348	$137,810,404
1,254,065	Lowe’s Companies, Inc. (a)	52,620,779	103,184,468
913,212	Visteon Corporation (a)	61,424,276	64,007,029
939,170	CST Brands, Inc.	35,058,638	41,999,683
197,040	GameStop Corporation, Class ‘A’	6,176,547	6,098,388
		225,868,588	353,099,972
Consumer Staples 5.29%
2,119,895	Tyson Foods, Inc., Class ‘A’ (a)	89,706,894	156,024,272

Energy 2.10%
481,425	Phillips 66 (a)	36,279,120	36,617,185
912,015	Plains All American Pipeline L.P.	23,785,651	25,408,738
		60,064,771	62,025,923
Health Care 15.04%
410,560	Biogen, Inc. (a)(b)	113,586,245	119,033,661
7,251,800	Halozyme Therapeutics, Inc. (a)(b)	74,692,754	72,082,892
4,689,865	Allscripts Healthcare Solutions, Inc. (b)	62,764,870	66,220,894
3,355,791	Innoviva, Inc. (a)	71,788,141	43,189,030
1,094,731	Alere, Inc. (a)(b)	45,123,692	41,052,412
799,999	Medicines Company (a)(b)	29,357,797	31,287,961
1,102,004	Intrexon Corporation (a)(b)	27,093,805	27,913,761
120,294	Laboratory Corporation of America Holdings (a)(b)	16,473,115	16,788,231
333,390	Eagle Pharmaceuticals, Inc. (b)	15,382,346	14,382,445
368,980	Myriad Genetics, Inc. (b)	12,743,199	11,431,000
		469,005,964	443,382,287
Industrials 17.61%
959,890	General Dynamics Corporation (a)	131,400,860	140,998,242
6,045,695	Pitney Bowes, Inc.	100,299,105	116,742,370
1,539,370	Delta Air Lines, Inc.	65,554,598	59,650,587
1,353,450	Masco Corporation (a)	27,089,619	49,373,856
1,002,266	Armstrong World Industries, Inc. (b)	40,918,519	42,566,237
678,015	Owens Corning, Inc. (a)	33,485,480	35,873,774
568,554	Hertz Global Holdings, Inc. (a)(b)	26,174,829	27,677,209
683,855	HD Supply Holdings, Inc. (b)	22,896,833	24,748,712
1,178,505	Univar, Inc. (b)	21,449,515	21,578,427
		469,269,358	519,209,414

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 96.70% — (continued)

Information Technology 11.06%
7,295,325	Hewlett-Packard Enterprise Company	$91,191,247	$153,347,731
2,055,655	eBay, Inc. (a)(b)	50,420,398	64,054,210
319,330	MicroStrategy, Inc., Class ‘A’ (a)(b)	55,025,717	55,847,624
346,918	Autodesk, Inc. (b)	20,366,161	20,624,275
297,429	CDK Global, Inc.	16,435,865	17,188,422
835,500	Twitter, Inc. (a)(b)	15,290,401	13,902,720
30,000	Seagate Technology PLC (a)	753,600	960,900
		249,483,389	325,925,882
Materials 32.28%
2,965,010	Sealed Air Corporation (a)	78,686,969	139,889,172
9,620,696	Graphic Packaging Holding Company	120,270,238	131,226,293
554,135	Martin Marietta Materials, Inc. (a)	82,461,551	112,295,458
3,718,020	Axalta Coating Systems, Limited (b)	105,506,764	106,149,471
1,384,260	Packaging Corporation of America (a)	77,726,047	103,390,379
526,605	Air Products & Chemicals, Inc. (a)	76,802,966	78,685,319
1,024,355	WR Grace & Company	45,749,699	76,693,459
2,890,204	Olin Corporation (a)	62,051,726	60,405,264
703,215	Albemarle Corporation (a)	46,836,802	59,189,607
2,107,390	GCP Applied Technologies, Inc. (b)	33,000,720	58,016,447
390,180	Eastman Chemical Company (a)	10,257,717	25,451,441
		739,351,199	951,392,310
Telecommunication Services 1.34%
1,034,660	Yahoo!, Inc. (a)(b)	38,228,116	39,513,665
Total U.S. Common Stocks		2,340,978,279	2,850,573,725

International Common Stocks — 2.28%

Canada 0.23%
866,552	Blackberry Limited (b)	6,041,009	6,585,795

Netherlands 1.45%
568,875	LyondellBasell Industries NV, Class ‘A’ (a)	37,949,903	42,813,533

Singapore 0.60%
1,393,035	Flextronics International Limited (a)(b)	18,084,640	17,649,753
Total International Common Stocks		62,075,552	67,049,081
Total Common Stocks		2,403,053,831	2,917,622,806

Investment Company — 1.33%
39,340,263	State Street Institutional U.S. Government Money Market Fund, Premier Class	39,340,263	39,340,263

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Put Option Purchased — 0.00*%
200	Seagate Technology PLC	$20.00	August 2016	800
Total Put Option Purchased (Cost: $30,846)				800
Total Investment Portfolio Excluding Options Written — 100.31% (Cost: $2,442,424,940)				$2,956,963,869

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (1.79)%
928	Air Products & Chemicals, Inc.	$145.00	September 2016	$(598,560)
500	Air Products & Chemicals, Inc.	150.00	September 2016	(165,000)
4,319	Albemarle Corporation	75.00	September 2016	(4,383,785)
728	Alere, Inc. (c)	43.00	August 2016	(64,522)
344	Alere, Inc. (c)	44.00	August 2016	(25,126)
343	Alere, Inc. (c)	44.00	November 2016	(94,387)
243	Biogen, Inc.	260.00	October 2016	(902,745)
296	Biogen, Inc.	275.00	October 2016	(787,360)
107	Biogen, Inc.	280.00	October 2016	(248,240)
52	Biogen, Inc.	285.00	October 2016	(102,752)
504	Biogen, Inc.	290.00	October 2016	(893,592)
60	Biogen, Inc.	290.00	January 2017	(156,600)
2,652	Eastman Chemical Company	72.50	September 2016	(42,432)
610	eBay, Inc.	25.00	August 2016	(373,625)
591	eBay, Inc.	26.00	August 2016	(302,592)
5,880	Flextronics International Limited	13.00	October 2016	(258,720)
107	General Dynamics Corporation	135.00	August 2016	(128,507)
7,013	General Dynamics Corporation	145.00	November 2016	(4,733,775)
4,861	Halozyme Therapeutics, Inc.	10.00	January 2017	(947,895)
1,508	Halozyme Therapeutics, Inc.	11.00	December 2016	(194,532)
1,090	Hertz Global Holdings, Inc.	42.50	August 2016	(763,000)
1,822	Hertz Global Holdings, Inc.	52.50	October 2016	(583,040)
430	Innoviva, Inc.	12.50	September 2016	(52,030)
1,000	Intrexon Corporation	35.00	October 2016	(55,000)
424	Laboratory Corporation of America Holdings	140.00	September 2016	(118,720)
2,816	Lowe’s Companies, Inc.	77.50	October 2016	(1,731,840)
2,602	LyondellBasell Industries NV	85.00	September 2016	(52,040)
2,945	LyondellBasell Industries NV	87.50	September 2016	(29,450)
529	Martin Marietta Materials, Inc.	165.00	October 2016	(2,068,390)
500	Martin Marietta Materials, Inc.	170.00	October 2016	(1,725,000)
91	Martin Marietta Materials, Inc.	175.00	October 2016	(273,910)
158	Martin Marietta Materials, Inc.	180.00	August 2016	(375,250)
449	Martin Marietta Materials, Inc.	180.00	October 2016	(1,194,340)
79	Martin Marietta Materials, Inc.	190.00	October 2016	(161,160)
1,500	Martin Marietta Materials, Inc.	195.00	October 2016	(2,265,000)
1,154	Martin Marietta Materials, Inc.	200.00	January 2017	(1,927,180)
13,188	Masco Corporation	30.00	August 2016	(8,770,020)
823	Medicines Company	38.00	August 2016	(185,175)
403	Medicines Company	38.00	September 2016	(137,020)
1,058	Medicines Company	38.00	October 2016	(465,520)
765	Medicines Company	39.00	October 2016	(275,400)
119	MicroStrategy, Inc.	175.00	August 2016	(32,130)
221	MicroStrategy, Inc.	185.00	August 2016	(11,050)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (1.79)% — (continued)
4,330	Olin Corporation	23.00	August 2016	$(86,600)
4,670	Olin Corporation	24.00	August 2016	(58,375)
5,594	Olin Corporation	25.00	November 2016	(234,948)
339	Owens Corning, Inc.	50.00	November 2016	(162,720)
678	Owens Corning, Inc.	55.00	November 2016	(130,854)
1,128	Packaging Corporation of America	$60.00	October 2016	(1,692,000)
2,288	Packaging Corporation of America	62.50	October 2016	(2,940,080)
1,500	Packaging Corporation of America	65.00	October 2016	(1,567,500)
1,110	Packaging Corporation of America	67.50	October 2016	(899,100)
218	Packaging Corporation of America	70.00	October 2016	(138,430)
1,000	Packaging Corporation of America	72.50	October 2016	(465,000)
1,000	Packaging Corporation of America	75.00	October 2016	(300,000)
1,692	Phillips 66	80.00	August 2016	(33,840)
100	Seagate Technology PLC	33.00	September 2016	(12,700)
314	Sealed Air Corporation	49.00	October 2016	(32,185)
1,705	Twitter, Inc.	18.00	September 2016	(90,365)
1,244	Twitter, Inc.	18.00	December 2016	(177,892)
1,705	Twitter, Inc.	19.00	December 2016	(189,255)
6,769	Tyson Foods, Inc.	70.00	October 2016	(3,986,941)
2,000	Tyson Foods, Inc.	75.00	October 2016	(605,000)
230	Visteon Corporation	66.60	September 2016	(115,000)
1,845	Yahoo!, Inc.	38.00	August 2016	(166,050)
Total Covered Call Options Written (Premiums Received: $41,461,698)				(52,741,247)
Total Investments — 98.52% (Cost: $2,400,963,242)				2,904,222,622
Other Assets in Excess of Liabilities — 1.48%				43,592,745
Net Assets — 100.00%				$2,947,815,367

*	Less than 0.01%
(a)	At July 31, 2016, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Non-income producing security/commodity.
(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $(184,035) or less than (0.01)% of net assets.

At July 31, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$570,410,484
Gross unrealized depreciation	(67,151,104)
Net unrealized appreciation	$503,259,380

Abbreviations used in this schedule include:
PLC	—	Public Limited Company

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	11.98%
Consumer Staples	5.29
Energy	2.10
Health Care	15.04
Industrials	17.61
Information Technology	11.06
Materials	32.28
Telecommunication Services	1.34
Total U.S. Common Stocks	96.70
International Common Stocks
Information Technology	0.83
Materials	1.45
Total International Common Stocks	2.28
Investment Company	1.33
Put Option Purchased	0.00 *
Covered Call Options Written	(1.79)

Total Investments	98.52%

*  Less than 0.01%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2016

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund, First Eagle Absolute Return Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and equity securities. No results are presented in these financial statements for First Eagle Absolute Return Fund, which is described in a prospectus and annual report separate from that for the other seven Funds discussed here. The Board of Trustees of the Trust voted on June 9, 2016 to liquidate and dissolve the First Eagle Absolute Return Fund.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. Private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle  Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “ the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2016, the First Eagle Global Cayman Fund, Ltd. has $3,221,155,529 in net assets, representing 6.46% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2016, the First Eagle Overseas Cayman Fund, Ltd. has $663,917,108 in net assets, representing 4.42% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2016, the First Eagle U.S. Value Cayman Fund, Ltd. has $211,042,690 in net assets, representing 9.30% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2016, the First Eagle Gold Cayman Fund, Ltd. has $288,363,007 in net assets, representing 19.17% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Prior to December 31, 2015, all bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations were readily available were valued at the mean between the bid and ask prices provided by an approved pricing service, or received from dealers in the over-the-counter market in the United States or abroad. Effective December 31, 2015, all bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Between December 15, 2014 and December 31, 2015, short-term investments, maturing in sixty days or less, were valued at market price; prior to December 15, 2014, they were valued at amortized cost. Effective December 31, 2015, short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2016:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$19,538,009,978	$—	$38,490,387	$19,576,500,365
U.S. Common Stocks	17,372,844,952	700,711	—	17,373,545,663
Investment Company	341,551	—	—	341,551
Warrant	53,586,793	—	—	53,586,793
Commodity*	3,632,952,056	—	—	3,632,952,056
Government Obligations	—	750,843,250	—	750,843,250
U.S. Corporate Bond	—	—	5,223,658	5,223,658
International Corporate Notes and Bonds	—	14,061,275	30,186,013	44,247,288
International Government Bonds	—	573,826,558	—	573,826,558
International Commercial Paper	—	3,365,162,073	—	3,365,162,073
U.S. Commercial Paper	—	4,246,965,028	—	4,246,965,028
Foreign Currency Contracts**	—	13,398,096	—	13,398,096
Total	$40,597,735,330	$8,964,956,991	$73,900,058	$49,636,592,379
Liabilities:
Foreign Currency Contracts**	$—	$38,611,111	$—	$38,611,111
Total	$—	$38,611,111	$—	$38,611,111

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. An international common stock valued at $4,988,845 was transferred from Level 2 to Level 1 during the nine-month period ended July 31, 2016. At October 31, 2015, this security was valued based on fair value adjustment factors; at July 31, 2016, this security was valued using quoted market prices in active markets. A U.S. corporate bond valued at $5,382,120 was transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2016. At October 31, 2015, this security was valued by brokers and pricing services; at July 31, 2016, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 as of the nine-month period ended July 31, 2016.

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2016 was as follows:

			INTERNATIONAL
	INTERNATIONAL	U.S	CORPORATE
	COMMON	CORPORATE	NOTES AND	TOTAL
	STOCKS	BOND	BONDS	VALUE
Beginning Balance - market value	$9,098,334	$—	$35,470,356	$44,568,690
Purchases	—	—	35,817,442	35,817,442
Sales	—	—	(41,444,027)	(41,444,027)
Transfer In - Level 3	—	5,382,120	—	5,382,120
Transfer Out - Level 3	—	—	—	—
Accrued Amortization	—	20,973	—	20,973
Realized Gains (Losses)	—	—	(1,480,654)	(1,480,654)
Change in Unrealized Appreciation (Depreciation)	29,392,053	(179,435)	1,822,896	31,035,514
Ending Balance - market value	$38,490,387	$5,223,658	$30,186,013	$73,900,058
Change in unrealized gains or (losses) relating to assets still held at reporting date	$29,392,053	$(179,435)	$1,822,896	$31,035,514

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$10,747,108,662	$—	$61,038,565		$10,808,147,227
U.S. Common Stock	46,619,498	—	—		46,619,498
International Preferred Stock	5,981,886	—	—		5,981,886
Investment Company	5,699,446	—	—		5,699,446
Right	—	—	—	^	—	^
Commodity*	933,506,700	—	—		933,506,700
Term Loans	—	—	1,738,057		1,738,057
U.S. Bond	—	10,016,530	—		10,016,530
International Corporate Notes and Bonds	—	—	20,124,009		20,124,009
International Government Bonds	—	323,829,089	—		323,829,089
International Commercial Paper	—	1,308,955,903	—		1,308,955,903
U.S. Commercial Paper	—	1,528,558,052	—		1,528,558,052
Foreign Currency Contracts**	—	6,972,992	—		6,972,992
Total	$11,738,916,192	$3,178,332,566	$82,900,631		$15,000,149,389
Liabilities:
Foreign Currency Contracts**	$—	$20,039,132	$—		$20,039,132
Total	$—	$20,039,132	$—		$20,039,132

†	See Consolidated Schedule of Investments for additional detailed categorizations.
^	Fair value represents zero.
*	Represents gold bullion.
**

Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment. For the nine-month period ended July 31, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2016 was as follows:

	INTERNATIONAL				INTERNATIONAL
	COMMON			TERM	CORPORATE	TOTAL
	STOCKS	RIGHT		LOANS	NOTES AND BONDS	VALUE
Beginning Balance - market value	$31,100,511	$—	^	$2,975,177	$23,646,904	$57,722,592
Purchases	636,263			—	23,878,379	24,514,642
Sales	—	—		(3,461,056)	(27,621,564)	(31,082,620)
Transfer In - Level 3	—	—		—	—	—
Transfer Out - Level 3	—	—		—	—	—
Accrued Amortization	—	—		—	—	—
Realized Gains (Losses)	—	—		(870,941)	(985,169)	(1,856,110)
Change in Unrealized Appreciation (Depreciation)	29,301,791	—		3,094,877	1,205,459	33,602,127
Ending Balance - market value	$61,038,565	$—	^	$1,738,057	$20,124,009	$82,900,631
Change in unrealized gains or (losses) relating to assets still held at reporting date	$29,301,791	$—		$1,748,148	$1,205,459	$32,255,398

^   Fair value represents zero.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
U.S. Common Stocks	$1,518,757,508	$—	$—		$1,518,757,508
International Common Stocks	123,068,084	—	—		123,068,084
Investment Company	3,108	—	—		3,108
Warrant	8,193,240	—	—		8,193,240
Commodity*	211,068,411	—	—		211,068,411
U.S. Corporate Bonds	—	6,313,030	573,293	(b)	6,886,323
U.S. Treasury Bills	—	99,983,060	—		99,983,060
International Commercial Paper	—	111,782,478	—		111,782,478
U.S. Commercial Paper	—	173,363,172	—		173,363,172
Total	$1,861,090,351	$391,441,740	$573,293		$2,253,105,384

(a)         Transfers into/out of Level 2 represent value as of the beginning of the period. A U.S. Corporate Bond valued at $590,684 was transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2016. At October 31, 2015, this security was valued using brokers and pricing services; at July 31, 2016, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2016.

(b)         These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†                 See Consolidated Schedule of Investments for additional detailed categorizations.

*                 Represents gold bullion.

Fair Value Level 3 activity for the period ended July 31, 2016 was as follows:

U.S. CORPORATE BOND

Beginning Balance - market value	$—
Purchases	—
Sales	—
Transfer In - Level 3	590,684
Transfer Out - Level 3	—
Accrued Amortization	2,403
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(19,794)
Ending Balance - market value	$573,293
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(19,794)

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$914,205,593	$—	$—		$914,205,593
U.S. Common Stocks	201,924,919	—	—		201,924,919
Investment Company	11,275	—	—		11,275
Warrant	184,880	—	—		184,880
Commodity *	288,423,625	—	—		288,423,625
International Convertible Bond	—	—	15,609,375	(a)	15,609,375
International Commercial Paper	—	63,886,156	—		63,886,156
U.S. Commercial Paper	—	22,088,742	—		22,088,742
Total	$1,404,750,292	$85,974,898	$15,609,375		$1,506,334,565

(a)         Represents an international convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.

†                 See Consolidated Schedule of Investments for additional detailed categorizations.

*                 Represents gold and silver bullion.

For the nine-month period ended July 31, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2016 was as follows:

INTERNATIONAL CONVERTIBLE BOND
Beginning Balance - market value	$24,140,625
Purchases	—
Sales	(9,800,000)
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	(200,000)
Change in Unrealized Appreciation (Depreciation)	1,468,750
Ending Balance - market value	$15,609,375
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,468,750

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
International Common Stocks	$464,725,627	$—	$1,136,000	(b)	$465,861,627
U.S. Common Stocks	192,200,316	—	—		192,200,316
U.S. Preferred Stocks	1,852,987	—	—		1,852,987
Investment Company	7,211	—	—		7,211
Commodity*	19,381,314	—	—		19,381,314
U.S. Corporate Bonds	—	283,953,616	—		283,953,616
International Corporate Bonds	—	107,955,939	—		107,955,939
International Government Bonds	—	23,779,909	—		23,779,909
Term Loans	—	—	21,406,345	(c)	21,406,345
International Commercial Paper	—	76,099,421	—		76,099,421
U.S. Commercial Paper	—	26,312,502	—		26,312,502
Foreign Currency Contracts**	—	391,020	—		391,020
Total	$678,167,455	$518,492,407	$22,542,345		$1,219,202,207
Liabilities:
Foreign Currency Contracts**	$—	$314,568	$—		$314,568
Total	$—	$314,568	$—		$314,568

(a)         Transfers into/out of Level 2 represent value as of the beginning of the period. Term loans valued at $19,658,309 were transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2016. At October 31, 2015, these securities were valued by brokers and pricing services; at July 31, 2016, these securities were valued using other significant unobservable inputs. There was no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2016.

(b)         Represents an international common stock that is fair valued using a comparable security from the same issuer that is publicly traded.

(c)          These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†                 See Schedule of Investments for additional detailed categorizations.

*                 Represents gold bullion.

**          Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2016 was as follows:

	INTERNATIONAL	TERM	TOTAL
	COMMON STOCK	LOANS	VALUE
Beginning Balance - market value	$1,490,000	$8,549,033	$10,039,033
Purchases	—	—	—
Sales	—	(4,765,076)	(4,765,076)
Transfer In - Level 3	—	19,658,309	19,658,309
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	45,380	45,380
Realized Gains (Losses)	—	(1,643,451)	(1,643,451)
Change in Unrealized Appreciation (Depreciation)	(354,000)	(437,850)	(791,850)
Ending Balance - market value	$1,136,000	$21,406,345	$22,542,345
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(354,000)	$(1,370,538)	$(1,724,538)

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3		TOTAL
Assets:†
U.S. Common Stock	$—	$73,613	$—		$73,613
U.S. Corporate Bonds	—	348,154,004	2,869,920	(b)	351,023,924
International Corporate Bonds	—	94,532,462	2,963,707		97,496,169
Term Loans	—	22,370,460	32,771,784	(b)	55,142,244
International Commercial Paper	—	55,032,689	—		55,032,689
U.S. Commercial Paper	—	19,027,916	—		19,027,916
Investment Company	5,846	—	—		5,846
Total	$5,846	$539,191,144	$38,605,411		$577,802,401
Liabilities:
Foreign Currency Contracts*	$—	$54,536	$—		$54,536
Total	$—	$54,536	$—		$54,536

(a)         Transfers into/out of Level 2 represent value as of the beginning of the period. Term loans valued at $19,229,718 were transferred from Level 2 to Level 3 during the nine-month period ended July 31, 2016. At October 31, 2015, these securities were valued using brokers and pricing services; at July 31, 2016, these securities were valued using other significant unobservable inputs. Term loans valued at $7,440,476 were transferred from Level 3 to Level 2 during the nine-month period ended July 31, 2016. At October 31, 2015, these securities were valued using other significant unobservable inputs; at July 31, 2016, these securities were valued using brokers and pricing services. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the nine-month period ended July 31, 2016.

(b)         These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†                 See Schedule of Investments for additional detailed categorizations.

*                 Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended July 31, 2016 was as follows:

	U.S. CORPORATE BONDS	INTERNATIONAL CORPORATE BONDS	TERM LOANS	TOTAL VALUE
Beginning Balance - market value	$1,490,680	$12,494,111	$34,957,320	$48,942,111
Purchases	1,157,388	3,018,374	521,446	4,697,208
Sales	(3,579,582)	(9,371,054)	(10,544,623)	(23,495,259)
Transfer In - Level 3	—	—	19,229,718	19,229,718
Transfer Out - Level 3	—	—	(7,440,476)	(7,440,476)
Accrued Amortization	18,011	10,810	152,085	180,906
Realized Gains (Losses)	4	(10,930,397)	(2,030,812)	(12,961,205)
Change in Unrealized Appreciation (Depreciation)	3,783,419	7,741,863	(2,072,874)	9,452,408
Ending Balance - market value	$2,869,920	$2,963,707	$32,771,784	$38,605,411
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,695,169	$(54,667)	$(2,072,874)	$(432,372)

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Assets:†
U.S. Common Stocks	$2,850,573,725	$—	$—		$2,850,573,725
International Common Stocks	67,049,081	—	—		67,049,081
Investment Company	39,340,263	—	—		39,340,263
Put Option Purchased	800	—	—		800
Total	$2,956,963,869	$—	$—		$2,956,963,869
Liabilities:
Covered Call Options Written	$52,557,212	$—	$184,035	(a)	$52,741,247
Total	$52,557,212	$—	$184,035		$52,741,247

(a)         Represents a covered call option written that is fair valued using a comparable security from the same issuer that is publicly traded.

†                 See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2016 was as follows:

COVERED CALL
OPTIONS WRITTEN
Beginning Balance - market value	$—
Purchases	(330,045)
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	146,010
Ending Balance - market value	$(184,035)
Change in unrealized gains or (losses) relating to assets still held at reporting date	$146,010

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are disclosed after each table, if applicable. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At July 31, 2016, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$13,398,096	$38,611,111	$(567,424)	$(30,387,740)

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$6,972,992	$20,039,132	$(678,270)	$(16,386,375)

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$391,020	$314,568	$440,892	$(472,581)

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION (DEPRECIATION)
Foreign Currency	$—	$54,536	$182,251	$(131,055)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of July 31, 2016:

First Eagle Global Fund

COUNTERPARTY	GROSS AMOUNT OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$949,248	$(949,248)	$—	$0
Goldman Sachs Capital Markets LP	2,187,290	(2,187,290)	—	0
HSBC Bank USA	6,186,343	(6,186,343)	—	0
JPMorgan Chase Bank N.A.	1,930,082	(1,930,082)	—	0
UBS AG	2,145,133	(704,970)	—	1,440,163
	$13,398,096	$(11,957,933)	$—	$1,440,163

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$8,843,306	$(949,248)	$—	$7,894,058
Goldman Sachs Capital Markets LP	10,654,132	(2,187,290)	—	8,466,842
HSBC Bank USA	10,320,487	(6,186,343)	—	4,134,144
JPMorgan Chase Bank N.A.	8,088,216	(1,930,082)	—	6,158,134
UBS AG	704,970	(704,970)	—	0
	$38,611,111	$(11,957,933)	$—	$26,653,178

First Eagle Overseas Fund

COUNTERPARTY	GROSS AMOUNT OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$628,596	(628,596)	$—	$0
Goldman Sachs Capital Markets LP	1,332,526	(1,332,526)	—	0
HSBC Bank USA	2,719,618	(2,719,618)	—	0
JPMorgan Chase Bank N.A.	1,148,031	(1,148,031)	—	0
UBS AG	1,144,221	(418,786)	—	725,435
	$6,972,992	$(6,247,557)	$—	$725,435

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$4,556,313	$(628,596)	$—	$3,927,717
Goldman Sachs Capital Markets LP	5,387,174	(1,332,526)	—	4,054,648
HSBC Bank USA	5,547,218	(2,719,618)	—	2,827,600
JPMorgan Chase Bank N.A.	4,129,641	(1,148,031)	—	2,981,610
UBS AG	418,786	(418,786)	—	0
	$20,039,132	$(6,247,557)	$—	$13,791,575

First Eagle Global Income Builder Fund

COUNTERPARTY	GROSS AMOUNT OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$145,678	$(49,244)	$—	$96,434
Goldman Sachs Capital Markets LP	97,044	(49,709)	—	47,335
HSBC Bank USA	6,082	(6,082)	—	0
JPMorgan Chase Bank N.A.	124,264	(51,379)	—	72,885
UBS AG	17,952	(17,952)	—	0
	$391,020	$(174,366)	$—	$216,654

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$49,244	$(49,244)	$—	$0
Goldman Sachs Capital Markets LP	49,709	(49,709)	—	0
HSBC Bank USA	120,239	(6,082)	—	114,157
JPMorgan Chase Bank N.A.	51,379	(51,379)	—	0
UBS AG	43,997	(17,952)	—	26,045
	$314,568	$(174,366)	$—	$140,202

First Eagle High Yield Fund

COUNTERPARTY	GROSS AMOUNT OF LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$54,536	$—	$—	$54,536

Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended July 31, 2016, First Eagle Fund of America had the following options transactions.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2015	100,114	$31,309,788
Options written	784,388	270,066,314
Options assigned	(43,348)	(10,743,138)
Options expired/closed	(733,883)	(249,171,266)
Options outstanding at July 31, 2016	107,271	$41,461,698

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2015	7,335	$6,499,487
Options purchased	40,170	16,803,470
Options expired/closed	(47,305)	(23,272,111)
Options outstanding at July 31, 2016	200	$30,846

As of July 31, 2016, portfolio securities valued at $6,765,223 were earmarked to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At July 31, 2016, First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION (DEPRECIATION)
Equity - Written options	$—	$52,741,247	$(25,487,940)	$4,552,796
Equity - Purchased option	800	—	(8,346,560)	454,806

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: September 29, 2016

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 29, 2016